ALLIANCE MUNICIPAL INCOME FUND

ANNUAL REPORT
OCTOBER 31, 1996



LETTER TO SHAREHOLDERS                           ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

December 10, 1996

Dear Shareholder:

We are pleased to report municipal market activity and investment results for Alliance Municipal Income Fund's fiscal year ended October 31, 1996.

During the fiscal year, the Portfolios had attractive returns relative to their respective peer groups, according to Lipper Analytical Services, Inc., with four of the five Portfolios outperforming at least 90% of funds with similar investment objectives. Lipper rankings are based on total returns for Class A shares at net asset value, and do not take into account sales charges, which reduce total return figures.

PEER GROUP RANKINGS
as of October 31, 1996

                                                      SINCE
                             1-YEAR                  INCEPTION
PORTFOLIO                    RANKING                 RANKING*
------------------       ----------------         --------------
NATIONAL                 #25 of 228 funds         #5 of 66 funds
INSURED NATIONAL         #1 of 49 funds           #2 of 15 funds
CALIFORNIA               #7 of 95 funds           #1 of 30 funds
INSURED CALIFORNIA       #15 of 28 funds          #2 of 2 funds
NEW YORK                 #6 of 99 funds           #9 of 22 funds


Portfolio highlights are listed below, and investment results for each Portfolio appear on page 4. Also provided, on pages 5 and 6, are charts that show how a hypothetical $10,000 investment in an Alliance Municipal Income Fund Portfolio has increased in value over time. Each hypothetical $10,000 investment is based on a purchase of Class A shares from Portfolio inception through October 31.

HIGHLIGHTS OF INDIVIDUAL PORTFOLIOS

                     ISSUES RATED A
                        OR BETTER         WEIGHTED
                      (BY STANDARD         AVERAGE
                        & POOR'S)         MATURITY
                     --------------      ----------
NATIONAL                    74%           27 Years
INSURED NATIONAL           100%           23 Years
CALIFORNIA                  75%           26 Years
INSURED CALIFORNIA         100%           26 Years
NEW YORK                    89%           28 Years


MARKET OVERVIEW
The municipal bond market has outperformed most other sectors of the domestic fixed- income market in 1996, recovering from the negative impact of the flat tax debate earlier in the year. The tax-exempt market's positive performance has been largely due to very favorable supply and demand factors brought about by the continued high pace of early redemptions of outstanding securities by municipal issuers.

This shortage of securities has not been helped by the relatively low new-issue volume of municipal bonds, which continues to be stable at an annual rate of approximately $150 billion, down dramatically from 1993 volume of nearly $300 billion. At Alliance, we believe that pricing of tax-exempt securities is driven first and foremost by the continuing supply/demand imbalance. Therefore, we attempt to take advantage of the resulting market cycles to maximize total return to our shareholders.

Credit ratings have generally improved during 1996. This improvement is a direct reflection of the more stable economic environment for state and local governments as a result of the recent economic expansion. Orange County emerged from bankruptcy in early July, having paid all principal and interest due on its defaulted note issues. As we mentioned at the end of fiscal year 1995, we believe that the Orange County bankruptcy has resulted in better financial disclosure by state and local government agencies and stricter investment guidelines for their investment advisors.

INVESTMENT STRATEGY
The bond market volatility of early 1996, combined with the media attention granted to various flat tax proposals from Republican presidential candidates, provided the Alliance Municipal Income Fund with ample opportunity to follow its investment philosophy of "buy on weakness, sell on strength." The portfolios were repositioned following the March decline in bond prices to take advantage of any rally in the second half of the Fund's fiscal year. Indeed, the bond market has rallied in recent months, allowing the portfolios to realize the gains provided by the March repositioning.


* Inception date for the Insured California Portfolio was 11/85. Inception date for all other Portfolios was 12/86.


1



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

Consistent with our fundamental investment objective of providing high current income and high after-tax total returns for the fund's shareholders, we continue to have the Portfolios fully invested in long-term securities. We seek out bonds that offer both high current income and excellent call protection, which have the potential for outstanding total returns from price appreciation. To make room in the portfolios for attractive new issues, we sold older bonds with shorter maturity dates and high early redemption risk. We also sold bonds that had been pre-refunded by their issuers, which causes securities to reach maximum price appreciation potential earlier than normal. Finally, our core strategy of buying bonds that are undervalued or out of favor was particularly successful in the second half of the fiscal year.

MARKET OUTLOOK
We expect a more stable environment in the municipal markets over the coming year. Despite rising energy prices and signs of wage pressure in the economy, we believe that inflation will remain in check for the foreseeable future and that interest rates will continue to be relatively stable. The flat tax debate looks to be dormant, but is likely to arise again before the presidential elections in the year 2000. Nevertheless, municipal bonds continue to trade at very cheap prices relative to fully taxable investments. We believe that the greatest risk to investors in the long term will be a scarcity of attractively priced municipal investments offering high after-tax returns.

We appreciate your continued confidence in Alliance Capital and your investment in the Alliance Muncipal Income Fund.

Sincerely,

John D. Carifa
Chairman and President

Susan P. Keenan
Senior Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2



HOW YOUR PORTFOLIO PERFORMED
OVER THE PAST FISCAL YEAR                        ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

Total returns for the periods ended October 31 are shown below. For comparison, we've also included returns for the overall municipal bond market, represented by the unmanaged Lehman Brothers Long Municipal Bond Index, which includes approximately 15,000 issues with maturities exceeding 22 years.

                          TOTAL RETURNS FOR THE PERIODS
                              ENDED OCTOBER 31, 1996
                              6 MONTHS     12 MONTHS
                            ------------ -------------
NATIONAL PORTFOLIO
  Class A                       5.66%         6.32%
  Class B                       5.41%         5.61%
  Class C                       5.41%         5.62%

INSURED NATIONAL PORTFOLIO
  Class A                       6.12%         7.43%
  Class B                       5.87%         6.74%
  Class C                       5.87%         6.74%

CALIFORNIA PORTFOLIO
  Class A                       5.75%         7.15%
  Class B                       5.36%         6.37%
  Class C                       5.36%         6.38%

INSURED CALIFORNIA PORTFOLIO
  Class A                       6.43%         5.79%
  Class B                       5.94%         4.99%
  Class C                       6.02%         4.99%

NEW YORK PORTFOLIO
  Class A                       5.32%         6.30%
  Class B                       4.92%         5.52%
  Class C                       4.92%         5.52%

LEHMAN BROTHERS LONG
  MUNICPAL BOND INDEX           6.02%         7.14%



INVESTMENT OBJECTIVE AND POLICIES
_______________________________________________________________________________

The five Portfolios of Alliance Municipal Income Fund seek to provide the highest level of tax-exempt income consistent with moderate investment risk by investing principally in high-yielding, predominantly medium-quality, intermediate- and long-term municipal securities. These securities generally offer higher yields than higher-quality municipal obligations, with increased credit risk.


3



INVESTMENT RESULTS
AS OF OCTOBER 31, 1996                           ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                     AVERAGE ANNUAL TOTAL RETURNS
                       -----------------------------------------------------------            TAXABLE
                           WITHOUT SALES CHARGE           WITH SALES CHARGE                  EQUIVALENT
                       ----------------------------- -----------------------------  30-DAY  YIELD IN 36%
                            1        5      SINCE         1        5      SINCE       SEC   TAX BRACKET#
                          YEAR     YEARS  INCEPTION*    YEAR     YEARS  INCEPTION*  YIELD#   (AT NAV)
                       --------  --------  --------  --------  --------  --------  --------  -----------
NATIONAL PORTFOLIO
Class A Shares           +6.32%    +7.80%    +8.14%    +1.83%    +6.87%    +7.66%     5.24%     8.59%
Class B Shares           +5.61       N/A     +6.01     +2.61       N/A     +6.01      4.77      7.56
Class C Shares           +5.62       N/A     +5.29     +4.62       N/A     +5.29      4.77      7.58

INSURED NATIONAL
PORTFOLIO
Class A Shares           +7.43%    +7.79%    +7.77%    +2.84%    +6.86%    +7.29%     4.77%     7.88%
Class B Shares           +6.74       N/A     +6.29     +3.74       N/A     +6.29      4.27      6.86
Class C Shares           +6.74       N/A     +5.48     +5.74       N/A     +5.48      4.28      6.86

NEW YORK PORTFOLIO
Class A Shares           +6.30%    +7.34%    +7.11%    +1.75%    +6.42%    +6.63%     5.43%    10.06%
Class B Shares           +5.52       N/A     +5.44     +2.52       N/A     +5.44      4.97      8.74
Class C Shares           +5.52       N/A     +4.57     +4.52       N/A     +4.57      4.97      8.74

CALIFORNIA PORTFOLIO
Class A Shares           +7.15%    +7.61%    +8.00%    +2.63%    +6.68%    +7.52%     5.44%     9.51%
Class B Shares           +6.37       N/A     +6.16     +3.37       N/A     +6.16      4.98      8.25
Class C Shares           +6.38       N/A     +5.44     +5.38       N/A     +5.44      4.99      8.25

INSURED CALIFORNIA
PORTFOLIO
Class A Shares           +5.79%    +7.21%    +7.87%    +1.30%    +6.28%    +7.44%     4.63%     8.70%
Class B Shares           +4.99       N/A     +5.54     +1.99       N/A     +5.54      4.13      7.41
Class C Shares           +4.99       N/A     +4.72     +3.99       N/A     +4.72      4.13      7.41


The average annual total returns reflect reinvestment of dividends and/or capital gains distributions in additional shares with and without the effect of the 4.25% maximum sales charge (Class A) or applicable contingent deferred sales charge for Class B (3% year 1, 2% year 2, 1% year 3, 0% year 4) and Class C shares (1% year 1). Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


* Inception: Insured California Portfolio Class A Shares, 11/85; all other Portfolios' Class A Shares, 12/86; Class B Shares, 1/93; Class C Shares, 5/93.

#    Yields are for the 30-day period ended October 31, 1996.


4



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

ALLIANCE MUNICIPAL INCOME FUND
GROWTH OF A $10,000 INVESTMENT

NATIONAL PORTFOLIO
12/31/86 TO 10/31/96

$21,575
$19,575
$17,575
$15,575
$13,575
$11,575
$9,575

NATIONAL PORTFOLIO CLASS A $20,411

National Portfolio
LB Long Municipal Bond Index
Lipper General Municipal Debt Funds Average

12/31/86            10/31/96


INSURED NATIONAL PORTFOLIO
12/31/86 TO 10/31/96

$23,000
$21,000
$19,000
$17,000
$15,000
$13,000
$11,000
$9,000

INSURED NATIONAL PORTFOLIO CLASS A $19,993

Insured National Portfolio
LB Long Municipal Bond Index
Lipper Insured Municipal Debt Funds Average

12/31/86            10/31/96


NEW YORK PORTFOLIO
12/31/86 TO 10/31/96
$24,500
$22,500
$20,500
$18,500
$16,500
$14,500
$12,500
$10,500
$8,500

NEW YORK PORTFOLIO CLASS A $18,812

New York Portfolio
LB Long Municipal Bond Index
Lipper New York Municipal Debt Funds Average

12/31/86            10/31/96


5



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

ALLIANCE MUNICIPAL INCOME FUND
$10,000 INVESTMENT OVER LIFE OF FUND

CALIFORNIA PORTFOLIO
12/31/86 TO 10/31/96

$23,000
$21,000
$19,000
$17,000
$15,000
$13,000
$11,000
$9,000

CALIFORNIA PORTFOLIO CLASS A $20,441

California Portfolio
LB Long Municipal Bond Index
Lipper California Municipal Debt Funds Average

12/31/86             10/31/96


INSURED CALIFORNIA PORTFOLIO
11/30/85 TO 10/31/96

$29,000
$27,000
$25,000
$23,000
$21,000
$19,000
$17,000
$15,000
$13,000
$11,000
$9,000

INSURED CALIFORNIA PORTFOLIO CLASS A $21,941

Insured California Portfolio
LB Long Municipal Bond Index
Lipper Insured California Municipal Debt Funds Average

11/30/85              10/31/96


These charts illustrate the total value of a hypothetical $10,000 investment in Class A shares. The charts reflect the deduction of the maximum 4.25% sales charge from initial $10,000 Portfolio investments and assume the reinvestment of dividends and capital gains. Performance for Class B and C shares will vary from the results shown above due to differences in expenses charged to those classes. Results should not be considered representative of future gains or losses in capital value or dividend income.

The Lehman Brothers Long Municipal Bond Index reflects 15,000 bond issues with maturities exceeding 22 years. The bonds in the Index are a combination of both revenue and general obligation issues, and carry a rating of BAA/Baa or higher.


The Lipper General Municipal Debt Funds Average reflects performance of 45 funds; the Lipper New York Municipal Debt Funds Average reflects performance of 89 funds; the Lipper California Municipal Debt Funds Average reflects performance of 99 funds; the Lipper Insured California Municipal Debt Funds Average reflects performance of 26 funds. The funds tracked by Lipper Analytical Services have investment objectives that are generally similar to the applicable Alliance Municipal Income Fund Portfolio.

When comparing Alliance Portfolios to the indices shown above, remember that sales charges and expenses are not reflected in the performance of Lehman Brothers indices, and sales charges are not reflected in the performance of Lipper averages.


6



NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS#                                         (000)           VALUE
-------------------------------------------------------------------------
       MUNICIPAL BONDS-98.3%
       LONG TERM MUNICIPAL BONDS-98.1%
       ARIZONA-4.4%
NR     Goodyear
       Assess Dist #1 Ser 96C
       7.25%, 7/01/16                           $ 4,200      $ 4,248,804
AA+    Maricopa Cnty
       Util Rev (Citizen's Util) Ser 95 AMT
       6.20%, 5/01/30                             8,020        8,313,532
AA+    Mohave Cnty IDA
       Util Rev (Citizen's Util) Ser 93B AMT
       5.80%, 11/15/28                            2,000        1,997,060
AA-    Mohave Cnty IDR
       (Cargill/No Star Steel Proj)
       Ser 95A AMT
       6.70%, 3/01/20                            11,000       11,887,480
AAA    Phoenix Arpt Rev
       MBIA Ser 94D AMT
       6.30%, 7/01/10                             1,270        1,349,121
                                                             ------------
                                                              27,795,997

       CALIFORNIA-15.0%
A      California Poll Ctl Fin Auth
       PCR (Pacific Gas & Elec) Ser 93A AMT
       5.875%, 6/01/23                           41,145       40,410,151
A+     California Poll Ctl Fin Auth
       PCR (San Diego Gas & Elec)
       Ser 93A-C AMT
       5.85%, 6/01/21                             6,000        5,945,640
AA-    Long Beach Harbor Rev
       Ser 93 AMT
       5.125%, 5/15/18                           31,325       28,528,304
NR     Novato Comm Fac Dist #94-1
       (Hamilton Field) Ser 95 ETM
       7.375%, 9/01/25                            6,300        6,568,569
AAA    San Francisco City & Cnty Int'l Arpt
       MBIA Ser 10A AMT
       5.70%, 5/01/26                            14,385       14,122,905
                                                             ------------
                                                              95,575,569

       COLORADO-3.7%
Baa*   Arapahoe Cnty
       Public Highway Auth
       7.00%, 8/31/26                             1,500        1,621,560
BBB    Denver City & Cnty
       (Arpt System Rev) Ser C AMT
       6.75%, 11/15/22                            9,500        9,911,540
BB     Denver City & Cnty Arpt Auth
       (United Airlines) Ser 92A AMT
       6.875%, 10/01/32                          11,775       12,109,410
                                                             ------------
                                                              23,642,510

       FLORIDA-8.0%
NR     Collier Cnty IDR
       (Southern St Util) Ser 96 AMT
       6.50%, 10/01/25                           14,605       14,614,785
AAA    Dade Cnty Arpt Rev
       (Miami Int'l Arpt) MBIA Ser 95B AMT
       6.00%, 10/01/24                            7,160        7,279,859
AAA    Escambia Cnty HFA
       SFMR (Multi County Proj)
       GNMA Ser 95B AMT
       6.25%, 4/01/28                             8,955        9,042,938
AAA    Florida HFA
       SFMR (Mtg Hsg Fin Agy)
       GNMA Coll Ser 94B AMT
       6.65%, 7/01/26                             3,190        3,320,981
AAA    Hillsborough Cnty Aviation
       Arpt Rev (Tampa Int'l)
       FGIC Ser 96A AMT
       6.00%, 10/01/23                            1,500        1,543,635
NR     Northern Palm Beach Cnty
       Imp Dist #9A (ABACOA) Ser 96A
       7.20%, 8/01/16                             5,000        5,070,350
AA-    Orlando Util Comm
       (Wtr & Elec Rev) Ser 93B
       7.266%, 10/06/17 (a)                       4,550        4,484,708
Aaa*   Pinellas Cnty HFA
       SFMR GNMA Ser 94A AMT
       6.55%, 8/01/27                             1,855        1,911,262
Baa*   Volusia Cnty Ed Fac Auth Rev
       (Embry-Riddle Aero Univ) Ser 96A
       6.125%, 10/15/26                           3,860        3,907,092
                                                             ------------
                                                              51,175,610


7

NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS#                                         (000)           VALUE
-------------------------------------------------------------------------
       GEORGIA-5.5%
AAA    Atlanta
       Arpt Fac Rev MBIA AMT
       Zero coupon, 1/01/10                     $75,535      $35,150,212

       INDIANA-8.5%
BB     Indianapolis Arpt Auth
       (United Airlines Maint Ctr Proj)
       Ser 95A AMT
       6.50%, 11/15/31                           41,570       41,796,141
AA     Warrick Cnty
       PCR (So Indiana Gas & Elec Co)
       Ser 93B AMT
       6.00%, 5/01/23                            12,290       12,535,308
                                                             ------------
                                                              54,331,449

       MARYLAND-0.2%
NR     Maryland Ind Dev Fin Auth Eco Dev
       (Med Waste Assoc) Ser 89 AMT
       8.75%, 11/15/10                            1,440        1,494,245

       MASSACHUSETTS-4.0%
A+     Massachusetts Bay Trans Auth
       Ser 92C
       6.10%, 3/01/23                             1,715        1,770,960
AAA    Massachusetts Ed Fin Auth
       Education Loan Rev AMBAC Ser 94E AMT
       6.00%, 1/01/12                             4,440        4,478,406
AAA    Massachusetts HFA
       MFHR (Harbor Point Dev)
       AMBAC Ser 96A AMT
       6.40%, 12/01/15                            6,940        7,041,532
AAA    Massachusetts HFA
       MFHR (Rental Hsg) AMBAC Ser 95E AMT
       6.00%, 7/01/37                             2,680        2,623,854
AAA    Massachusetts Ind Fin Agy
       Elec Rev Sys
       (Nantucket Elec Proj)
       AMBAC Ser 96A AMT
       5.875%, 7/01/17                            1,435        1,446,308
A*     Massachusetts Ind Fin Auth
       Ed Fac (Brooks School) Ser 93
       5.95%, 7/01/23                             1,670        1,684,446
AAA    Massachusetts Ind Fin Auth
       MFHR (Heights Crossing) FHA Ser 95 AMT
       6.15%, 2/01/35                             6,445        6,475,356
                                                             ------------
                                                              25,520,862

       MICHIGAN-2.8%
BBB    Detroit GO
       Ser 93
       6.35%, 4/01/14                             4,250        4,349,577
AAA    Kent Cnty GO Arpt Rev
       (Kent Cnty Int'l) Ser 95 AMT
       6.10%, 1/01/25                             4,340        4,461,911
AA+    Michigan HDA
       SFMR (Mortgage Rev) Ser 96B AMT
       6.20%, 6/01/27                             5,805        5,828,394
A-     Michigan Strategic Fund
       PCR (General Motors Corp) Ser 95
       6.20%, 9/01/20                             2,810        2,896,829
                                                             ------------
                                                              17,536,711

       MINNESOTA-4.2%
BBB+   Bass Brook PCR
       (Minnesota Pwr & Light) Ser 92
       6.00%, 7/01/22                             1,350        1,353,969
AAA    Burnsville-Eagan-Savage GO
       Ind Sch Dist #191 CGIC Ser 95A
       6.20%, 2/01/17                             1,150        1,210,410
AA+    Duluth GO
       Arpt Lease Rev Ser 95C AMT
       6.25%, 8/01/14                             4,140        4,311,893
AAA    Minneapolis GO
       SFMR (Home Ownership/Renovation)
       Ser 93 Stage III AMT
       5.70%, 12/01/23                            3,525        3,458,095
AAA    Minnesota HFA
       MFHR (Rental Housing) MBIA Ser 95D
       6.00%, 2/01/22                             1,000        1,006,730
AA+    Minnesota HFA
       SFMR (Home Mortgage) Ser 93-C2 AMT
       6.15%, 7/01/23                             2,460        2,481,082


8



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS#                                         (000)           VALUE
-------------------------------------------------------------------------
AA+    Minnesota HFA
       SFMR (Home Mortgage) Ser 96F AMT
       6.30%, 1/01/28                           $ 4,600      $ 4,650,922
AA+    Minnesota HFA
       SFMR (Home Mortgage) Ser 96G AMT
       6.25%, 7/01/26                             8,500        8,560,180
                                                             ------------
                                                              27,033,281

       NEBRASKA-1.2%
A*     Nebraska Higher Ed
       Student Loan Rev Ser 93B AMT
       5.875%, 6/01/14                            7,705        7,535,413

       NEW JERSEY-2.1%
AAA    New Jersey Eco Dev Auth
       (Elizabethtown Wtr Co)
       MBIA Ser 95 AMT
       5.60%, 12/01/25                            6,000        5,881,560
AAA    New Jersey Eco Dev Auth
       (Hackensack Wtr Co) MBIA Ser 94B AMT
       5.90%, 3/01/24                             1,345        1,361,207
AAA    New Jersey Eco Dev Auth
       PCR (Public Svc Elec & Gas)
       MBIA Ser 94A AMT
       6.40%, 5/01/32                             1,420        1,484,653
AA-    New Jersey Eco Dev Auth
       Swr Rev (Anheuser-Busch) Ser 95 AMT
       5.85%, 12/01/30                            1,400        1,411,270
AAA    New Jersey Hsg & Mtg Fin Agy
       MFHR Pooled Loan AMBAC Ser 96A AMT
       6.25%, 5/01/28                             2,950        2,974,013
                                                             ------------
                                                              13,112,703

       NEW YORK-9.6%
AAA    Monroe Cnty Arpt Auth
       Arpt Rev (Gtr Rochester Int'l)
       MBIA Ser 93 AMT
       5.50%, 1/01/13                             2,450        2,398,501
BBB+   New York City GO
       Ser 95B
       7.25%, 8/15/19                             1,350        1,461,132
AAA    Niagara Frontier Trans Auth Arpt Rev
       (Gtr Buffalo Int'l)
       AMBAC Ser 94A AMT
       6.25%, 4/01/24                             1,200        1,248,336
A+     NYS Energy Res & Dev
       Auth (Consolidated Edison) Ser 94A AMT
       7.125%, 12/01/29                          13,000       14,439,100
AAA    NYS Energy Res & Dev Auth Gas Fac
       (Brooklyn Union Gas) MBIA AMT
       5.60%, 6/01/25                            10,000        9,614,200
AAA    NYS Energy Res & Dev Auth Solid Waste
       (NYS Elec & Gas) MBIA Ser 93A AMT
       5.70%, 12/01/28                            8,000        7,770,400
BBB    NYS Envir Fac Auth IDR
       (Occidental Petroleum) Ser 93A AMT
       5.70%, 9/01/28                             3,350        3,113,825
Aa*    NYS HFA MFHR (Syracuse/Springville Proj)
       Ser 93A AMT
       5.95%, 8/15/24                             5,650        5,588,811
AA-    Port Auth of NY & NJ
       Cons (95th Ser) AMT
       6.125%, 7/15/29                            4,600        4,688,688
AAA    Port Auth of NY & NJ
       Cons (96th Ser) FGIC AMT
       6.60%, 10/01/23                           10,000       10,768,600
                                                             ------------
                                                              61,091,593

       OHIO-5.5%
AAA    Cleveland Arpt Rev
       (Cleveland Int'l) FGIC Ser 94A AMT
       6.25%, 1/01/20                            10,000       10,467,000
AAA    Columbus Arpt Rev
       (PT Columbus Int'l) MBIA Ser 94A AMT
       6.25%, 1/01/24                             1,695        1,766,749
A      Cuyahoga Cnty Hosp Rev
       (Meridia Hlth Sys) Ser 95
       6.25%, 8/15/24                             2,560        2,632,474


9



NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS#                                         (000)           VALUE
-------------------------------------------------------------------------
AAA    Ohio Air Quality Dev Auth
       (JMG Funding/Ohio Pwr Co)
       AMBAC Ser 94B AMT
       6.375%, 4/01/29                          $ 7,850      $ 8,258,435
NR     Ohio Air Quality Dev Auth
       PCR (Columbus So Pwr) Ser 85B
       6.25%, 12/01/20                            2,600        2,630,316
AA-    Ohio Air Quality Dev Auth PCR
       (Dayton Power & Light Proj) Ser 92B
       6.40%, 8/15/27                             1,900        1,992,131
A      Ohio Wtr Dev Auth Solid Waste
       (North Star BHP) AMT
       6.45%, 9/01/20                             4,275        4,426,036
Aa3*   Toledo-Lucas Cnty Port Auth IDR
       (Cargill Inc. Proj)
       5.90%, 12/01/15                            2,640        2,698,608
                                                             ------------
                                                              34,871,749

       PENNSYLVANIA-2.6%
AAA    Allegheny Cnty Arpt Rev
       (Gtr Pittsburgh Int'l) FSA
       Ser 92B AMT
       6.625%, 1/01/22                            1,980        2,113,175
A-     Cambria Township Wtr Auth
       Ser 93A AMT
       6.00%, 12/01/12                            1,400        1,459,822
AAA    Pennsylvania Higher Ed Student Loan Rev
       AMBAC Ser 88D AMT
       6.05%, 1/01/19                             7,700        7,797,482
AAA    Philadelphia Arpt Sys Rev
       AMBAC Ser 95A AMT
       6.10%, 6/15/25                             4,950        5,066,077
                                                             ------------
                                                              16,436,556

       RHODE ISLAND-1.3%
AA+    Rhode Island Hsg & Mtg Fin Corp
       SFMR (Home Ownership) Ser 92-7A AMT
       6.75%, 10/01/25                            8,000        8,306,480

       SOUTH DAKOTA-1.7%
AA+    South Dakota HDA
       SFMR (Home Ownership) Ser 91D-93-II AMT
       6.15%, 5/01/26                             9,600        9,445,920
       6.25%, 5/01/26                             1,440        1,436,126
                                                             ------------
                                                              10,882,046

       TENNESSEE-1.3%
BBB    Memphis Shelby Cnty Spec Fac
       (Federal Express) Ser 93 AMT
       6.20%, 7/01/14                             8,000        8,052,320

       TEXAS-3.6%
BB+    Alliance Arpt Auth Fac Imp
       (American Airlines) Ser 90 AMT
       7.50%, 12/01/29                           11,690       12,467,619
BBB    Alliance Arpt Auth Spec Fac
       (Federal Express) Ser 96 AMT
       6.375%, 4/01/21                           10,200       10,219,686
                                                             ------------
                                                              22,687,305

       UTAH-1.7%
AAA    Emery Cnty
       PCR (Pacific Proj) AMBAC AMT
       5.625%, 11/01/23                          11,400       10,949,472

       VIRGINIA-5.1%
A      Alexandria Redev & Hsg
       MFHR (Buckingham Village) Ser 96A AMT
       6.15%, 1/01/29                             4,000        4,005,960
Aa*    Chesapeake IDA
       (Cargill Inc. Proj) Ser 93
       5.875%, 3/01/13                            1,705        1,752,655
A+     Giles Cnty IDR
       (Hoechst-Celanese Corp) Ser 96 AMT
       6.45%, 5/01/26                             3,460        3,590,788
A-     Isle of Wight Cnty IDA
       Solid Waste (Union Camp Corp)
       Ser 94 AMT
       6.55%, 4/01/24                             3,685        3,863,870


10



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS#                                         (000)           VALUE
-------------------------------------------------------------------------
AAA    Metro Wash Arpt Auth
       MBIA Ser 94A AMT
       5.75%, 10/01/20                          $ 4,680     $  4,602,078
A*     Prince William Cnty IDA
       Hosp Rev (Potomac Hosp Grp) Ser 95
       6.75%, 10/01/15                            1,920        2,046,566
NR     Staunton IDA
       Ed Fac (Mary Baldwin College) Ser 96
       6.75%, 11/01/21                            2,000        2,019,600
AA     Virginia Beach
       Hosp Rev (Sentara Bayside)
       6.30%, 11/01/21                              700          720,678
AA     Virginia College Bldg Auth Ed Fac Rev
       (Washington & Lee)
       5.80%, 1/01/24                             3,500        3,507,070
AA+    Virginia HDA
       SFMR (Commonwealth Mtg) Ser 96B AMT
       6.375%, 1/01/26                            5,000        5,042,400
AA     Virginia Res Auth Swr Rev
       (Hopewell Fac) Ser 95A AMT
       6.00%, 10/01/25                            1,065        1,083,691
                                                             ------------
                                                              32,235,356

       WASHINGTON-2.9%
BBB+   Pilchuck Dev Pub Corp Spec Fac
       (BF Goodrich) Ser 93 AMT
       6.00%, 8/01/23                            19,000       18,408,340

       WEST VIRGINIA-0.9%
AAA    West Virginia Eco Dev
       Pkwy Rev FGIC Ser 93
       7.817%, 5/16/19 (a)                        6,000        6,013,740

       WISCONSIN-2.3%
AAA    Wisconsin GO
       MBIA Ser 96B AMT
       6.20%, 11/01/26                           13,930       14,315,861

       TOTAL LONG TERM MUNICIPAL BONDS
         (cost $606,953,830)                                 624,155,380

       SHORT TERM MUNICIPAL NOTE-0.2%
       ILLINOIS-0.2%
NR     Illinois Health Fac Auth
       (Ingalls Mem Hosp) Ser 85B VRDN
       3.55%, 1/01/16 (b)
         (cost $1,400,000)                        1,400        1,400,000

       TOTAL INVESTMENTS-98.3%
         (cost $608,353,830)                                 625,555,380
       Other assets less liabilities-1.7%                     10,861,102

       NET ASSETS-100%                                      $636,416,482


#    Unaudited.

*    Moody's or Fitch Rating.

(a) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

     See Glossary of Terms on page 22.
     See notes to financial statements.


11



INSURED NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS#                                         (000)           VALUE
-------------------------------------------------------------------------
       MUNICIPAL BONDS-96.8%
       LONG TERM MUNICIPAL BONDS-95.1%
       ALABAMA-8.2%
AAA    West Jefferson PCR
       (Alabama Power) MBIA Ser 93C
       6.05%, 5/01/23                           $19,000      $19,303,430

       ALASKA-4.3%
AAA    Alaska Hsg Fin Corp
       MFHR Mtg Rev MBIA Ser 96A
       6.00%, 12/01/15                            6,400        6,385,216
       6.05%, 12/01/17                            2,000        1,995,160
A+     Alaska Hsg Fin Corp SFMR
       Insured Mtg Prog Ser 93I
       5.90%, 12/01/33                            1,850        1,793,131
                                                             ------------
                                                              10,173,507

       ARIZONA-9.2%
AAA    Glendale IDA
       Ed Fac (Midwestern Univ)
       CONNIE LEE Ser 96A
       6.00%, 5/15/26                               960          988,157
AAA    Maricopa Cnty
       Hosp Rev (Cath Hlth West)
       MBIA Ser 93
       7.472%, 7/01/13 (a)                        1,305        1,304,961
AAA    Maricopa Cnty GO
       Chandler Sch Imp #80 FGIC Ser 95
       6.00%, 7/01/13                               970        1,015,852
AAA    Maricopa Cnty GO
       Kyrene Elem Sch Imp #28 FGIC Ser 95B
       6.00%, 7/01/14                             2,000        2,074,260
AAA    Maricopa Cnty GO
       Sch Dist #28 FGIC Ser 93C
       Zero coupon, 7/01/11                       6,000        2,632,860
AAA    Maricopa Cnty Hlth Fac
       (Samaritan Hlth) MBIA Ser 90A
       7.00%, 12/01/13                              545          597,407
AAA    Mohave Cnty IDA
       (Baptist Hospital) MBIA Ser 96
       5.75%, 9/01/26                               560          561,372
AA     Phoenix IDA
       MFHR (Woodstone & Silver Springs)
       Ser 93 Asset Gty
       6.25%, 4/01/23                             2,460        2,501,574
AA+    Phoenix Sr Lien
       (Civic Plaza Bldg Corp) Ser 94
       6.00%, 7/01/12                             3,485        3,619,173
AAA    Tempe IDR
       MFHR (Mtg-Quadrangles) FHA Ser 93
       6.25%, 6/01/26                             4,625        4,704,411
AAA    Yavapai Cnty GO
       Humboldt Sch Imp #22 FGIC Ser 95A
       5.95%, 7/01/14                             1,500        1,542,780
                                                             ------------
                                                              21,542,807

       CALIFORNIA-12.4%
AAA    Los Angeles Cnty
       Metro Trans Auth MBIA Ser 93A
       5.625%, 7/01/18                            8,000        7,895,840
AAA    Orange Cnty
       Saddleback Valley Sch Dist FSA Ser 95A
       5.65%, 9/01/17                             5,000        4,981,350
AAA    Palm Springs ETM Ser 91B
       Zero coupon, 4/15/21                      34,025        7,907,070
AAA    San Francisco City & Cnty Int'l Arpt
       MBIA Ser 10B
       5.50%, 5/01/26                             5,000        4,906,950
AAA    Univ of California Regents
       Hosp Rev (UCLA Med Ctr) MBIA Ser 94
       5.50%, 12/01/20                            3,685        3,598,366
                                                             ------------
                                                              29,289,576

       COLORADO-4.8%
AAA    Denver City & Cnty Arpt Sys Rev
       MBIA Ser 95A-96A
       5.50%, 11/15/25                            5,000        4,838,100
       5.70%, 11/15/25                            6,375        6,347,906
                                                             ------------
                                                              11,186,006


12



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS#                                         (000)           VALUE
-------------------------------------------------------------------------
       FLORIDA-1.1%
A      Duval Cnty HFA
       MFHR (St Augustine Apts)
       5.90%, 9/01/16                           $ 2,555      $ 2,531,187

       ILLINOIS-1.8%
AAA    Metro Pier & Expo Auth
       (McCormick Place Expo) FGIC Ser 93A
       Zero coupon, 6/15/19                      15,850        4,209,760

       MASSACHUSETTS-14.0%
AAA    Chelsea GO
       AMBAC Ser 94
       6.00%, 6/15/14                             1,965        2,046,371
AAA    Holyoke GO
       FSA Ser 93B
       6.125%, 8/01/13                            1,435        1,502,502
AAA    Massachusetts Muni
       Wholesale (Elec Pwr Supply Sys)
       MBIA Ser 92A
       6.00%, 7/01/18                             4,850        4,909,703
AAA    Massachusetts HFA
       MFHR (Residential Dev) AMBAC Ser 93A
       6.15%, 10/01/15                            9,500        9,623,595
AAA    Massachusetts HFA
       MFHR (Residential Dev) FNMA Ser 92F
       6.25%, 11/15/12                            5,000        5,142,650
AAA    Massachusetts HFA
       SFMR (Residential Dev) FNMA Ser 92A
       6.90%, 11/15/24                            2,500        2,659,500
AAA    Massachusetts Hlth & Ed
       Fac Hosp Rev
       (New England Med Ctr) MBIA
       6.63%, 7/01/18 (a)                         5,000        4,463,350
AA-    Massachusetts Wtr Poll
       (So Essex Proj) Ser 94A
       6.375%, 2/01/15                            2,470        2,613,631
                                                             ------------
                                                              32,961,302

       MICHIGAN-13.9%
AAA    Brighton GO AMBAC
       Sch Dist Ser 92-II
       Zero coupon, 5/01/18                       7,295        2,112,997
AAA    Detroit Swr Sys Rev
       Ser 93A
       7.491%, 7/01/23 (a)                       11,080       10,732,199
AAA    Grand Rapids Swr Disp Rev Sys
       MBIA Ser 92
       6.00%, 1/01/22                             1,825        1,865,223
AAA    Kalamazoo Hosp Fin Auth Hosp Rev
       (Borgess Med Ctr) FGIC Ser 94A
       6.668%, 6/01/11 (a)                        5,750        5,445,365
AAA    Lowell Area Schools GO
       FGIC Ser 92
       Zero coupon, 5/01/19                       7,050        1,953,061
AAA    Michigan Hosp Fin Auth Hosp Rev
       (St. John's Hospital) AMBAC Ser 92A
       6.00%, 5/15/13                               330          340,649
AA     Michigan Muni Bond Auth
       Revolving Fund Rev Ser 93
       5.40%, 10/01/14                            3,000        2,942,490
AAA    Michigan Strategic Fund
       PCR (Detroit Edison Co.) MBIA Ser 95AA
       6.40%, 9/01/25                             4,375        4,630,237
AAA    Three Rivers GO
       Sch Dist MBIA Ser 96
       6.00%, 5/01/23                             1,745        1,812,532
AAA    Yale Pub Sch Dist GO
       AMBAC Ser 93
       5.50%, 5/01/23                               990          965,725
                                                             ------------
                                                              32,800,478

       MINNESOTA-5.7%
AAA    Lakeville GO
       (Ind Sch Dist #194) FGIC Ser 93
       5.60%, 2/01/18                             1,000          985,250
AAA    Minneapolis
       (Spec Sch Dist #1) MBIA Ser 96A
       5.90%, 2/01/17                             4,120        4,204,790


13



INSURED NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS#                                         (000)           VALUE
-------------------------------------------------------------------------
AAA    Minnesota HFA
       MFHR (Rental Hsg) MBIA Ser 95D
       6.00%, 2/01/22                           $ 3,500      $ 3,523,555
AAA    Minnesota Pub Fac Auth
       (Wtr Poll Ctr Rev) Ser 95A
       6.25%, 3/01/15                             1,005        1,064,325
AAA    So Minnesota Muni Pwr Auth
       (Pwr Supply Sys) MBIA Ser 94
       Zero coupon, 1/01/26                      13,060        2,452,015
AAA    St Francis GO
       (Ind Sch Dist #15) CGIC Ser 95A
       6.375%, 2/01/16                            1,165        1,253,668
                                                             ------------
                                                              13,483,603

       NEBRASKA-1.5%
AAA    Nebraska Inv Fin Auth Hosp Rev
       (Bishop Clarkson Mem) MBIA Ser 91
       9.507%, 11/15/16 (a)                       3,000        3,473,280

       NEW YORK-5.5%
AAA    Glen Cove IDR
       (The Regency at Glen Cove) Ser 92B ETM
       Zero coupon, 10/15/19                     30,000        7,796,400
AAA    New York City GO
       MBIA Ser 93D
       6.00%, 5/15/11                             5,000        5,237,550
                                                             ------------
                                                              13,033,950

       OHIO-1.2%
AA-    Ohio Trpk Comm Rev
       Ser 94A
       5.75%, 2/15/24                             2,700        2,705,481

       PENNSYLVANIA-2.5%
AAA    Pennsylvania Conv Ctr
       MBIA Ser 94A
       6.75%, 9/01/19                             2,500        2,764,325
AAA    Pennsylvania Trpk Comm
       (Oil Franchise Tax Rev) AMBAC Ser 94A
       6.00%, 12/01/19                            1,900        1,969,635
AA     Potter Cnty Hosp Auth Hosp Rev
       (Charles Cole Mem Hosp)
       Ser 96 Asset Gty
       6.05%, 8/01/24                             1,150        1,162,386
                                                             ------------
                                                               5,896,346

       VIRGINIA-9.0%
AAA    Chesapeake Bay Bridge & Tunnel Auth
       MBIA Ser 91
       5.75%, 7/01/25                             1,620        1,606,360
AAA    Harrisonburg Redev & Hsg Auth
       MFHR (Battery Heights Assoc)
       GNMA Ser 96
       6.25%, 4/20/36                             5,185        5,282,478
AA     Henrico Cnty IDR
       (Henrico Cnty Reg Jail) Ser 94
       7.125%, 8/01/21                            3,735        4,262,195
AAA    Loudoun Cnty IDA
       (Loudoun Hosp Ctr) FSA Ser 95
       5.80%, 6/01/20                             2,200        2,222,396
AAA    Newport News IDA
       MFHR (Mennowood) GNMA
       6.25%, 8/01/36                             1,925        1,963,769
AAA    Richmond Met Auth
       (Expressway Rev) FGIC Ser 92B
       6.25%, 7/15/22                               700          727,167
AAA    Virginia HFA
       SFMR (Home Mtg Rev) MBIA Ser 95D
       5.75%, 1/01/19                             5,000        5,031,200
                                                             ------------
                                                              21,095,565

       TOTAL LONG TERM MUNICIPAL BONDS
         (cost $215,340,978)                                 223,686,278


14



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS#                                         (000)           VALUE
-------------------------------------------------------------------------
         SHORT TERM MUNICIPAL NOTES-1.7%
         ILLINOIS-0.5%
VMIG-1*  Illinois Ed Fac Auth
         (Cultural Pooled Financial Prog)
         Ser 85 VRDN
         3.50%, 12/01/25 (b)                     $  500     $    500,000
VMIG-1*  Illinois Health Fac
         (Ingalls Mem Hosp) Ser 85B VRDN
         3.55%, 1/01/16 (b)                         600          600,000
                                                             ------------
                                                               1,100,000

         INDIANA-1.2%
A-1      Indiana Hosp Fin Auth
         MBIA Ser 85A VRDN
         3.55%, 12/01/15 (b)                      2,940        2,940,000

         TOTAL SHORT TERM MUNICIPAL NOTES
           (cost $4,040,000)                                   4,040,000

         TOTAL INVESTMENTS-96.8%
           (cost $219,380,978)                               227,726,278
         Other assets less liabilities-3.2%                    7,617,427

         NET ASSETS-100%                                    $235,343,705


#    Unaudited.

*    Moody's or Fitch Rating.

(a) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

     See Glossary of Terms on page 22.
     See notes to financial statements.


15



NEW YORK PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS#                                         (000)           VALUE
------------------------------------------------------------------------
       NEW YORKMUNICIPAL BONDS-98.7%
A-     Essex County IDA
       (Int'l Paper) Ser 95A AMT
       5.80%, 12/01/19                          $ 7,000      $ 6,842,990
AAA    Glen Cove IDR
       (The Regency At Glen Cove)
       Ser 92B ETM
       Zero coupon, 10/15/19                     30,010        7,798,999
AAA    Islip Res Rec Agy
       AMBAC Ser 94B AMT
       6.125%, 7/01/12                            2,020        2,095,023
BBB+   New York City GO
       Ser 92C
       7.00%, 8/01/16                             1,735        1,856,571
BBB+   New York City GO
       Ser 93A
       6.25%, 8/01/18                             6,000        6,002,880
BBB+   New York City GO
       Ser 93D
       8.004%, 8/29/14 (a)                        6,250        6,175,375
BBB+   New York City GO
       Ser 95B
       7.25%, 8/15/19                             9,630       10,422,742
BBB+   New York City GO
       Ser 96J
       6.00%, 2/15/24                            15,580       15,110,886
BBB+   New York City GO
       Ser 97A
       6.25%, 8/01/17                            16,750       16,761,725
BB+    New York City IDA
       (American Airlines) Ser 94 AMT
       6.90%, 8/01/24                            12,000       12,686,520
A      New York City IDA
       (Terminal One LP) Ser 94 AMT
       6.125%, 1/01/24                           41,500       41,625,330
NR     New York City IDA
       (Visy Paper) Ser 95 AMT
       7.80%, 1/01/16                             2,000        2,133,360
AAA    Niagara Frontier Trans Arpt Auth
       (Gtr Buffalo Int'l) AMBAC Ser 94A AMT
       6.25%, 4/01/24                            14,925       15,526,179
AAA    NYS Energy Res & Dev Auth
       (Brooklyn Union Gas) MBIA AMT
       7.457%, 7/08/26 (a)                        6,000        5,521,020
AAA    NYS Energy Res & Dev Auth
       (Brooklyn Union Gas) MBIA Ser 89B AMT
       6.75%, 2/01/24                             7,500        8,115,750
A+     NYS Energy Res & Dev Auth
       (Consolidated Edison) Ser 94A AMT
       7.125%, 12/01/29                          14,000       15,549,800
AAA    NYS Energy Res & Dev Auth
       (Rochester Gas & Elec) MBIA AMT
       6.50%, 5/15/32                             6,460        6,756,514
AAA    NYS Energy Res & Dev Auth
       PCR (NYS Elec & Gas) MBIA Ser 87A AMT
       6.15%, 7/01/26                            15,000       15,399,450
AAA    NYS Energy Res & Dev Auth
       PCR (NYS Elec & Gas) MBIA Ser 88A AMT
       5.95%, 12/01/27                            6,700        6,736,917
AAA    NYS Energy Res & Dev Auth Solid Waste
       (NYS Elec & Gas) MBIA Ser 93A AMT
       5.70%, 12/01/28                           10,050        9,761,565
BBB    NYS Envir Fac Auth IDR
       (Occidental Petroleum) Ser 93A AMT
       5.70%, 9/01/28                            16,600       15,429,700
NR     NYS Envir Fac Corp Wtr Fac
       (Long Island Wtr Corp) Ser 87A AMT
       10.00%, 10/01/17                           3,200        3,360,160
AAA    NYS Envir Fac Corp Wtr Fac
       (Spring Valley Wtr) AMBAC Ser 94A AMT
       6.30%, 8/01/24                            11,800       12,286,396
Aa*    NYS HFA MFHR (Westchester/Onondaga/
       Rockland Proj) Ser 92F AMT
       6.70%, 8/15/25                             6,000        6,218,700


16



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS#                                         (000)           VALUE
-------------------------------------------------------------------------
Aa*    NYS Mtg Agy
       SFMR Ser 42 AMT
       6.65%, 4/01/26                           $ 4,500     $  4,646,790
Aa*    NYS Mtg Agy
       SFMR Ser 46 AMT
       6.65%, 10/01/25                           19,960       20,665,786
AAA    Onondaga Cnty
       PCR (Bristol-Myers Squibb) AMT
       5.75%, 3/01/24                             8,000        8,087,600
AA-    Port Auth of NY & NJ
       Cons Rev (95th Ser) AMT
       6.125%, 7/15/29                           14,955       15,243,332
AAA    Troy HDC
       MFHR (Ninth St #2) FHA Ser 90B
       8.10%, 2/01/24                             3,535        3,898,257
AAA    Troy HDC
       MFHR (TUR Proj.) FHA Ser 90C
       8.10%, 2/01/24                             3,780        4,197,879

       TOTAL INVESTMENTS-98.7%
         (cost $295,080,901)                                 306,914,196
       Other assets less liabilities-1.3%                      4,059,005

       NET ASSETS-100%                                      $310,973,201


#    Unaudited.

*    Moody's or Fitch Rating.

(a) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

     See Glossary of Terms on page 22.
     See notes to financial statements.


17



CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS#                                         (000)           VALUE
-------------------------------------------------------------------------
       CALIFORNIA MUNICIPAL BONDS-98.6%
A+     California GO
       (Veterans Hsg) Ser 95 AMT
       6.40%, 2/01/20                           $40,000      $40,848,400
AAA    California HFA
       MFHR (Home Mtg Rev) MBIA Ser 91A AMT
       7.20%, 2/01/26                             3,450        3,631,401
AAA    California HFA
       MFHR (Home Mtg Rev) MBIA Ser 91C AMT
       7.00%, 8/01/23                             1,475        1,542,791
A+     California HFA
       MFHR (Multi-Unit Rental Hsg)
       Ser 92A AMT
       6.50%, 2/01/14                             4,865        4,988,960
AAA    California HFA
       SFMR (Home Mtg Rev) AMBAC Ser 96H AMT
       6.20%, 2/01/27                             8,000        8,032,160
AA-    California HFA
       SFMR (Home Mtg Rev) Ser 91G AMT
       7.05%, 8/01/27                             5,570        5,771,021
AAA    California HFA
       SFMR (Home Mtg Rev) Ser 95A-2 AMT
       6.45%, 8/01/25                            13,400       13,759,254
AA-    California HFA
       SFMR (Home Mtg Rev) Ser E AMT
       6.70%, 8/01/25                             9,850       10,157,714
A      California Poll Ctl Fin Auth
       (Browning-Ferris Ind/Keller Canyon)
       Ser 92 AMT
       6.875%, 11/01/27                           5,000        5,267,900
A      California Poll Ctl Fin Auth
       PCR (Pacific Gas & Elec) Ser 93A AMT
       5.875%, 6/01/23                            7,200        7,071,408
A+     California Poll Ctl Fin Auth
       PCR (San Diego Gas & Elec)
       Ser 93A-C AMT
       5.85%, 6/01/21                            32,335       32,042,045
A+     California Poll Ctl Fin Auth
       Res Rec (Waste Mgmt Inc) Ser 91A AMT
       7.15%, 2/01/11                             2,400        2,607,696
A      California Poll Ctl Fin Auth
       PCR (Pacific Gas & Elec) Ser 93B AMT
       5.85%, 12/01/23                           70,000       68,507,600
A+     California Poll Ctl Fin Auth
       PCR (So Calif Edison) Ser 92B AMT
       6.40%, 12/01/24                           36,030       37,078,473
A+     Chula Vista PCR
       (San Diego Gas & Elec) Ser 92A AMT
       6.40%, 12/01/27                           28,240       29,318,203
Aaa*   Contra Costa Cnty
       MFHR (Byron Park Proj)
       GNMA Ser 93A AMT
       6.40%, 1/20/31                            11,860       12,143,217
NR     Encinitas Comm Fac Dist #1
       (Encinitas Ranch) Ser 95A
       7.375%, 9/01/26                           23,000       23,533,830
NR     Encinitas Rec Rev
       (Encinitas Ranch Golf Course) Ser 96A
       7.75%, 9/01/26                            10,760       10,907,735
NR     Fairfield Assess Dist
       (No Cordelia Imp Dist) Ser 93
       7.375%, 9/02/18                            2,510        2,585,225
AAA    Fairfield Pub Fin Auth
       Tax Alloc (Fairfield Proj)
       CGIC Ser 93C
       5.50%, 8/01/23                             4,000        3,874,480
NR     Fontana Comm Fac Dist #3
       (Hunters Ridge) Ser 90A
       8.70%, 10/01/15                            8,000        8,330,720
NR     Fontana Redev Agy
       (Jurupa Hills Proj) Ser 94
       8.00%, 1/01/98                             5,000        5,057,550
AAA    Fremont FHA
       MFHR (Regency Sq Apts) Ser 86A AMT
       7.75%, 11/01/28                            1,500        1,587,720


18



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS#                                         (000)           VALUE
-------------------------------------------------------------------------
AAA    Garden Grove
       MFHR (Tudor Grove) GNMA Coll AMT
       7.25%, 5/20/32                           $ 7,255      $ 7,463,436
AA-    Long Beach Harbor Rev
       Ser 93 AMT
       5.125%, 5/15/13                           16,150       15,147,569
AAA    Los Angeles Cnty Arpt
       (Ontario Int'l Arpt) FGIC Ser 96A AMT
       6.00%, 5/15/22                            12,780       13,049,658
NR     Los Angeles Cnty Comm Fac Dist #3
       (Valencia/Newhall Area) Ser 95A
       7.125%, 9/01/20                            5,500        5,600,870
NR     Los Angeles Cnty Comm Fac Dist #4
       (Calabasas Area) Ser 92A
       7.65%, 9/01/17                             7,500        7,755,600
NR     Los Angeles Cnty Comm Fac Dist #92-1
       (Castaic Union SD Northlake Proj)
       Ser 92
       9.00%, 10/01/19                            8,710        9,052,042
BBB+   Los Angeles Comm Redev
       MFHR (Grand Ctrl Proj) Ser 93A AMT
       5.85%, 12/01/26                            7,030        6,770,031
AAA    Los Angeles Harbor Rev
       MBIA Ser 96B AMT
       6.20%, 8/01/25                            10,000       10,440,000
AA     Los Angeles Harbor Rev
       Ser 95A AMT
       6.625%, 8/01/25                           24,000       25,432,320
AAA    No Calif Trans Agy Elec Rev
       (Calif-Oregon Trans) MBIA Ser 93A
       6.822%, 4/29/24 (a)                       14,250       13,384,170
NR     Novato Comm Fac Dist #94-1
       (Hamilton Field) Ser 95
       7.375%, 9/01/25                            6,100        6,360,043
NR     Ontario Assess Dist #107
       (CA Commerce Ctr So)
       7.70%, 9/02/10                             6,130        6,316,904
AAA    Orange Cnty Arpt Rev
       (John Wayne Int'l Arpt)
       MBIA Ser 93 AMT
       5.50%, 7/01/18                            16,500       15,833,565
NR     Orange Cnty Comm Fac Dist #87-2
       (Portola Hills) Ser 91A
       9.30%, 8/15/16                             8,950        9,385,955
BBB-   Orange Cnty Sr Lien
       Foothill/Eastern Corridor Agy
       Ser 95A
       Zero coupon, 1/01/15                      18,500        5,863,390
       Zero coupon, 1/01/25                      15,000        2,456,700
       Zero coupon, 1/01/27                      10,000        1,440,300
       Zero coupon, 1/01/28                      10,000        1,350,700
NR     Orange Cnty Sr Lien
       San Joaquin Hills Trans Corridor
       Ser 93
       Zero coupon, 1/01/17                      16,000        4,556,320
       Zero coupon, 1/01/19                      20,000        5,027,800
       Zero coupon, 1/01/20                      20,000        4,671,400
       Zero coupon, 1/01/21                      20,000        4,387,000
       Zero coupon, 1/01/23                      35,000        6,771,100
       Zero coupon, 1/01/25                      33,100        5,571,061
       7.00%, 1/01/30                            15,000       15,944,700
AAA    Palm Springs COP
       Ser 91B ETM
       Zero coupon, 4/15/21                      20,000        4,647,800
AAA    Palm Springs Fin Auth
       Arpt Rev (Palm Springs Regional Arpt)
       MBIA Ser 92 AMT
       6.00%, 1/01/22                             6,860        6,966,810
AAA    Port of Oakland
       MBIA Ser 92E AMT
       6.40%, 11/01/22                           23,370       24,514,663
       6.50%, 11/01/16                            8,000        8,469,120
A      Port of Oakland Spec Fac
       (Mitsui O.S.K. Lines) Ser 92A AMT
       6.80%, 1/01/19                             3,700        3,856,140
NR     Riverside Cnty Assess Dist #161
       (Winchester Prop) Ser 94C
       10.00%, 9/02/14                            7,005        7,175,011


19



CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS#                                         (000)           VALUE
-------------------------------------------------------------------------
NR     Riverside Comm Fac Dist #90-1
       (Lusk-Highlander Proj) Ser 91A
       8.50%, 9/01/15                           $ 2,000     $  2,053,520
AAA    Sacramento Cnty Arpt Sys Rev
       FGIC Ser 92A AMT
       6.00%, 7/01/20                            11,750       11,943,287
AAA    Sacramento Cnty Arpt Sys Rev
       MBIA Ser 96A AMT
       5.90%, 7/01/24                             5,050        5,079,139
AAA    San Bernardino Cnty Solid Waste
       (Inland Empire) FSA Ser 96B AMT
       6.00%, 8/01/16                             2,500        2,535,475
NR     San Diego Comm Fac Dist #1
       (Miramar Ranch North) Ser 95B
       7.10%, 9/01/20                             7,000        7,125,860
AAA    San Francisco City & Cnty Int'l Arpt
       AMBAC Ser 94 II-6 AMT
       6.60%, 5/01/24                             5,000        5,390,850
AAA    San Francisco City & Cnty Int'l Arpt
       FGIC Ser 94 II-5 AMT
       6.50%, 5/01/24                            11,000       11,695,970
AAA    San Francisco City & Cnty Int'l Arpt
       FGIC Ser 96-II AMT
       6.25%, 5/01/26                             7,000        7,263,480
AAA    San Francisco City & Cnty Int'l Arpt
       MBIA Ser 93 II-3 AMT
       6.10%, 5/01/13                             7,990        8,267,812
       6.20%, 5/01/20                            14,500       15,002,135
AAA    San Jose Arpt Rev
       (San Jose Arpt) FGIC Ser 93 AMT
       5.70%, 3/01/18                             8,825        8,738,250
AAA    So Calif HFA
       SFMR GNMA/FNMA Ser 92A AMT
       6.75%, 9/01/22                             1,425        1,488,270
       Ser 91B
       6.90%, 10/01/24                            1,635        1,718,009
BBB+   Westminster Redev Agy
       MFHR (Rose Garden Apt) AMT
       6.75%, 8/01/24                             4,300        4,354,438
AAA    Yolo Cnty Hsg Auth
       MFHR (Waggener Ranch Apts)
       FHA Ser 91 AMT
       7.00%, 10/01/33                            9,000        9,581,310

       TOTAL INVESTMENTS-98.6%
         (cost $673,382,635)                                 706,545,486
       Other assets less liabilities-1.4%                      9,710,944

       NET ASSETS-100%                                      $716,256,430


#    Unaudited.

*    Moody's or Fitch Rating.

(a) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

     See Glossary of Terms on page 22.
     See notes to financial statements.


20



INSURED CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS#                                         (000)           VALUE
-------------------------------------------------------------------------
       CALIFORNIA MUNICIPAL BONDS-98.8%
       LONG TERM MUNICIPAL BONDS-96.0%
AAA    Alhambra COP
       Assess Dist #91-1: Police Fac
       AMBAC Ser 92
       6.75%, 9/01/23                           $ 5,000      $ 5,408,850
AAA    Brea Pub Fin Auth
       Tax Alloc Redev Proj B MBIA Ser 91A
       7.00%, 8/01/15                             1,470        1,617,103
AAA    California HFA
       MFHR (Home Mtg Rev) AMBAC Ser 95A
       6.25%, 2/01/37                             5,000        5,080,100
AAA    Coronado Comm Dev Proj
       Tax Alloc FSA Ser 96
       6.00%, 9/01/26                             8,700        8,974,311
AAA    Fontana Pub Fin Auth
       Tax Alloc (No Fontana) MBIA Ser 93A
       5.625%, 9/01/24                            9,805        9,729,109
AAA    Glendale Hlth Fac Rev
       (Glendale Mem Hosp) CONNIE LEE Ser 95A
       5.60%, 11/15/25                            2,000        1,949,580
AAA    La Mirada Redev Agy
       Tax Alloc (Commercial Redev)
       CGIC Ser 95B
       5.90%, 8/15/24                             5,000        5,067,100
A      Lancaster Redev Agy FHA
       MFHR (High Valley Apts) Ser 96A
       6.00%, 6/01/27                             4,170        4,100,945
AAA    Los Angeles Cnty Comm Redev
       Tax Alloc (Bunker Hill Proj)
       FSA Ser 93H
       5.60%, 12/01/28                           10,000        9,809,600
AAA    Los Angeles Trans Comm
       FGIC Ser 91B
       6.50%, 7/01/15                             5,000        5,316,200
AAA    Madera Cnty COP
       Hosp Rev (Valley Children's Hosp)
       MBIA Ser 95
       6.125%, 3/15/23                            4,000        4,169,440
AAA    Mojave Water Agy
       (Morongo Basin Pipeline) FGIC Ser 96
       5.80%, 9/01/22                            10,000       10,101,300
AAA    Northern Calif Trans Agy Elec Rev
       (Calif-Oregon Trans) MBIA Ser 93A
       6.82%, 4/29/24 (a)                         5,000        4,696,200
AAA    Orange Cnty COP
       (Loma Ridge Data Ctr Proj)
       AMBAC Pre-refunded
       6.00%, 6/01/21                             1,000        1,013,580
AAA    Orange Cnty Rec Cert
       MBIA Ser 96A
       6.00%, 7/01/26                             3,000        3,055,110
AAA    Palm Springs ETM COP
       Ser 91B
       Zero coupon, 4/15/21                      32,475        7,546,865
AAA    Rancho Wtr Dist Fin Auth
       AMBAC Ser 91 Pre-refunded
       9.024%, 8/17/21 (a)                        3,000        3,587,430
AAA    Redding COP
       Elec Sys Rev MBIA Ser 92A
       8.901%, 7/01/22 (a)                        2,000        2,408,940
AAA    Sacramento Cnty
       Arpt Sys Rev MBIA Ser 96B
       5.75%, 7/01/26                             3,260        3,265,184
AAA    Sacramento Muni Util Dist
       Elec Rev MBIA Ser 93E
       5.75%, 5/15/22                             5,000        5,023,250
AAA    San Bernardino
       Joint Pwr Fin Auth CGIC Ser 95A
       5.75%, 10/01/25                            5,000        5,007,700
AAA    San Bernardino Cnty Redev ETM
       (Ontario Red Proj 1) MBIA Ser 93
       5.80%, 8/01/23                            10,000        9,931,700
AAA    San Dimas Redev Agy
       (Creative Growth Refunding)
       CGIC Ser 91A
       6.75%, 9/01/16                             1,000        1,079,540


21



INSURED CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS#                                         (000)           VALUE
-------------------------------------------------------------------------
AAA    San Francisco City & Cnty Int'l Arpt
       MBIA Ser 93 II-4
       6.00%, 5/01/14                            $5,000     $  5,140,400
AAA    Shasta Lake Elec Sys Rev FSA Ser 96-2
       6.00%, 4/01/16                             2,895        2,966,825
AAA    So Tahoe Jnt Pwr Fin Auth
       Ser 95A CAP MAC
       5.75%, 10/01/25                            4,500        4,480,830
A      Vacaville
       MFHR (Vacaville Comm Hsg) Ser 94A
       7.85%, 11/01/24                            4,625        4,962,486
       TOTAL LONG TERM MUNICIPAL BONDS
         (cost $130,844,442)                                 135,489,678

       SHORT TERM MUNICIPAL NOTES-2.8%
A-1+   Orange Cnty COP
       Sanitation Dist 1-3 VRDN
       3.55%, 8/01/15 (b)                         1,900        1,900,000
A-1+   San Jose Redev Agy
       Ser B VRDN
       3.55%, 7/01/26 (b)                         2,000        2,000,000

       TOTAL SHORT TERM MUNICIPAL NOTES
         (cost $3,900,000)                                     3,900,000

       TOTAL INVESTMENTS-98.8%
         (cost $134,744,442)                                 139,389,678
       Other assets less liabilities-1.2%                      1,674,704

       NET ASSETS-100%                                      $141,064,382


#    Unaudited.

*    Moody's or Fitch Rating.

(a) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

     See Glossary of Terms below.
     See notes to financial statements.

     Glossary of Terms:
     AMBAC   American Municipal Bond Assurance Corporation
     AMT     Alternative Minimum Tax--(subject to)
     CAPMAC  Capital Markets Assurance Corporation
     CGIC    Capital Guaranty Insurance Corporation
     COP     Certificate of Participation
     ETM     Escrow to Maturity
     FGIC    Financial Guaranty Insurance Company
     FHA     Federal Housing Administration
     FNMA    Federal National Mortgage Association
     FSA     Financial Security Assurance, Inc.
     GNMA    Government National Mortgage Association
     GO      General Obligation
     HDA     Housing Development Authority
     HDC     Housing Development Corporation
     HFA     Housing Finance Authority
     IDA     Industrial Development Authority
     IDR     Industrial Development Revenue
     MBIA    Municipal Bond Investors Assurance
     MFHR    Multi-Family Housing Revenue
     NR      Rating not applied for
     PCR     Pollution Control Revenue
     SFMR    Single Family Mortgage Revenue
     VRDN    Variable Rate Demand Note


22



STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 1996                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                                                   INSURED                                      INSURED
                                                   NATIONAL       NATIONAL       NEW YORK      CALIFORNIA     CALIFORNIA
                                                -------------  -------------  -------------  -------------  -------------
ASSETS
  Investments in securities, at value (cost:
  National-$608,353,830; Ins. National-
  $219,380,978; New York-$295,080,901;
  California-$673,382,635; Ins. California-
  $134,744,442, respectively)                   $625,555,380   $227,726,278   $306,914,196   $706,545,486   $139,389,678
  Cash                                               127,698         75,670        200,949             -0-         2,146
  Interest receivable                             11,621,130      3,432,758      4,790,939     13,840,343      2,115,903
  Receivable for investment securities sold        3,855,289      4,961,543             -0-        65,000             -0-
  Receivable for capital stock sold                  634,476        121,461        429,487        959,682        128,527
  Prepaid expenses and other assets                   25,557         16,521             -0-            -0-            21
  Total assets                                   641,819,530    236,334,231    312,335,571    721,410,511    141,636,275

LIABILITIES
  Due to custodian                                        -0-            -0-            -0-     2,431,637             -0-
  Payable for investment securities purchased      2,247,200             -0-            -0-            -0-            -0-
  Payable for capital stock redeemed               1,447,452        372,274        609,709        835,530         95,445
  Distribution fee payable                           348,429        103,766        156,803        332,745         59,264
  Advisory fee payable                               108,172         98,802         39,401        214,973         65,535
  Accrued expenses and other liabilities           1,251,795        415,684        556,457      1,339,196        351,649
  Total liabilities                                5,403,048        990,526      1,362,370      5,154,081        571,893

NET ASSETS                                      $636,416,482   $235,343,705   $310,973,201   $716,256,430   $141,064,382

COMPOSITION OF NET ASSETS
  Capital stock, at par                              $60,533        $22,886        $32,189        $67,632        $10,532
  Additional paid-in capital                     637,865,112    224,161,094    306,928,900    700,624,260    138,328,427
  Undistributed (Overdistributed) net
    investment income                               (148,284)      (222,691)       (74,276)            47        154,220
  Accumulated net realized gain (loss)
    on investments                               (18,562,429)     3,037,116     (7,746,907)   (17,598,360)    (2,074,033)
  Net unrealized appreciation of investments      17,201,550      8,345,300     11,833,295     33,162,851      4,645,236
                                                -------------  -------------  -------------  -------------  -------------
                                                $636,416,482   $235,343,705   $310,973,201   $716,256,430   $141,064,382

  CLASS A SHARES
  Net assets                                    $325,288,446   $160,425,266   $179,451,877   $460,443,830   $101,542,634
  Shares of capital stock outstanding             30,939,835     15,599,865     18,575,479     43,477,011      7,581,558

  CLASS B SHARES
  Net assets                                    $214,993,974    $52,155,579    $96,959,087   $164,895,496    $26,695,899
  Shares of capital stock outstanding             20,449,430      5,072,521     10,036,392     15,570,045      1,993,196

  CLASS C SHARES
  Net assets                                     $96,134,062    $22,762,860    $34,562,237    $90,917,104    $12,825,849
  Shares of capital stock outstanding              9,143,965      2,213,957      3,577,585      8,584,700        957,603

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share      $10.51         $10.28         $ 9.66         $10.59         $13.39
  Sales charge--4.25% of public offering price           .47            .46            .43            .47            .59
  Maximum offering price                              $10.98         $10.74         $10.09         $11.06         $13.98

  CLASS B SHARES
  Net asset value and offering price per share        $10.51         $10.28         $ 9.66         $10.59         $13.39

  CLASS C SHARES
  Net asset value and offering price per share        $10.51         $10.28         $ 9.66         $10.59         $13.39


See notes to financial statements.


23



STATEMENTS OF OPERATIONS
YEAR ENDED OCTOBER 31, 1996                      ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                                              INSURED                                      INSURED
                                              NATIONAL       NATIONAL       NEW YORK      CALIFORNIA     CALIFORNIA
                                           -------------  -------------  -------------  -------------  -------------
INVESTMENT INCOME
  Interest                                  $41,749,682    $14,499,511    $19,614,502    $45,931,046    $ 9,132,446

EXPENSES
  Advisory Fee                                4,179,489      1,447,924      1,946,292      4,527,101        800,847
  Distribution fee-Class A                      991,717        484,186        539,859      1,406,123        307,307
  Distribution fee-Class B                    2,352,948        558,288        967,401      1,657,856        292,282
  Distribution fee-Class C                    1,028,510        223,607        347,137        898,428        139,446
  Transfer agency                               620,912        167,697        272,626        472,263         76,465
  Custodian                                     169,895        100,701        103,004        151,928         93,305
  Administrative                                 99,000         99,000         99,000         99,000         99,000
  Printing                                       89,624         18,559         23,082         58,040          6,214
  Audit and legal                                81,076         55,929         52,352         70,841         43,528
  Registration                                   58,409         53,103          8,174          5,643          2,958
  Taxes                                          46,397         17,117         21,285         48,135         10,226
  Directors' fees                                 4,370          4,370          4,370          4,370          4,370
  Miscellaneous                                  36,615          5,719          9,360          7,445          5,369
  Total expenses                              9,758,962      3,236,200      4,393,942      9,407,173      1,881,317
  Less advisory fee waived (see note B)      (2,760,334)      (250,000)    (1,468,820)    (2,025,214)            -0-
  Net expenses                                6,998,628      2,986,200      2,925,122      7,381,959      1,881,317
  Net investment income                      34,751,054     11,513,311     16,689,380     38,549,087      7,251,129

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
  Net realized gain (loss) on investments    16,964,535      8,542,348      4,364,814     (2,028,050)     1,834,892
  Net change in unrealized appreciation
    of investments                          (13,559,055)    (3,328,071)    (3,048,492)    11,344,019     (1,363,432)
  Net gain on investments                     3,405,480      5,214,277      1,316,322      9,315,969        471,460

NET INCREASE IN NET ASSETS FROM
OPERATIONS                                  $38,156,534    $16,727,588    $18,005,702    $47,865,056    $ 7,722,589


See notes to financial statements.


24



STATEMENTS OF CHANGES IN NET ASSETS              ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                                  NATIONALINSURED NATIONAL
                                   ----------------------------------------------------------
                                     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                    OCT. 31,1996   OCT. 31,1995   OCT. 31,1996   OCT. 31,1995
                                   -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
  Net investment income            $ 34,751,054   $ 38,182,112   $ 11,513,311   $ 12,312,442
  Net realized gain (loss) on
    investments                      16,964,535    (16,742,673)     8,542,348     (1,551,031)
  Net change in unrealized
    appreciation of investments     (13,559,055)    88,985,630     (3,328,071)    29,609,236
  Net increase in net assets
    from operations                  38,156,534    110,425,069     16,727,588     40,370,647

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income
    Class A                         (18,357,293)   (19,579,195)    (8,246,992)    (8,620,766)
    Class B                         (11,489,379)   (12,886,174)    (2,490,145)    (2,612,853)
    Class C                          (5,041,417)    (5,920,496)      (998,865)    (1,078,823)
  Distributions in excess of
    net investment income
    Class A                                  -0-            -0-            -0-      (239,073)
    Class B                                  -0-            -0-            -0-       (72,460)
    Class C                                  -0-            -0-            -0-       (29,919)

CAPITAL STOCK TRANSACTIONS
  Net decrease                      (65,588,040)   (95,757,376)   (16,451,516)   (10,119,842)
  Total increase (decrease)         (62,319,595)   (23,718,172)   (11,459,930)    17,596,911

NET ASSETS
  Beginning of year                 698,736,077    722,454,249    246,803,635    229,206,724
  End of year                      $636,416,482   $698,736,077   $235,343,705   $246,803,635


See notes to financial statements.


25



STATEMENTS OF CHANGES IN NET ASSETS (CONT.)      ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                                             NEW YORK
                                                   ----------------------------
                                                     YEAR ENDED     YEAR ENDED
                                                   OCT. 31, 1996  OCT. 31, 1995
                                                   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                            $ 16,689,380   $ 16,972,904
  Net realized gain (loss) on investments             4,364,814     (8,599,808)
  Net change in unrealized appreciation
    of investments                                   (3,048,492)    37,571,643
  Net increase in net assets from operations         18,005,702     45,944,739

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                         (10,253,521)   (10,790,213)
    Class B                                          (4,792,337)    (4,577,754)
    Class C                                          (1,717,798)    (1,680,454)

CAPITAL STOCK TRANSACTIONS
  Net decrease                                         (914,884)   (17,006,966)
  Total increase                                        327,162     11,889,352

NET ASSETS
  Beginning of year                                 310,646,039    298,756,687
  End of year                                      $310,973,201   $310,646,039


See notes to financial statements.


26



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                             CALIFORNIA               INSURED CALIFORNIA
                                   ----------------------------  ----------------------------
                                     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                    OCT. 31,1996   OCT. 31,1995   OCT. 31,1996   OCT. 31,1995
                                   -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
  Net investment income            $ 38,549,087   $ 40,567,570   $  7,251,129   $  7,096,605
  Net realized gain (loss) on
    investments                      (2,028,050)   (10,675,369)     1,834,892         47,999
  Net change in unrealized
    appreciation of investments      11,344,019     83,053,467     (1,363,432)    16,442,245
  Net increase in net assets
    from operations                  47,865,056    112,945,668      7,722,589     23,586,849

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income
    Class A                         (26,160,727)   (27,565,247)    (5,222,731)    (5,371,233)
    Class B                          (8,034,602)    (8,365,628)    (1,268,940)    (1,159,355)
    Class C                          (4,353,711)    (4,642,175)      (605,238)      (566,017)
  Distributions in excess of
    net investment income
    Class A                                  -0-            -0-            -0-      (102,666)
    Class B                                  -0-            -0-            -0-       (22,160)
    Class C                                  -0-            -0-            -0-       (10,819)

CAPITAL STOCK TRANSACTIONS
  Net decrease                      (26,146,521)   (74,094,906)    (5,640,530)    (2,195,497)
  Total increase (decrease)         (16,830,505)    (1,722,288)    (5,014,850)    14,159,102

NET ASSETS
  Beginning of year                 733,086,935    734,809,223    146,079,232    131,920,130
  End of year                      $716,256,430   $733,086,935   $141,064,382   $146,079,232


See notes to financial statements.


27



NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Fund, which is a Maryland corporation, operates as a series company currently comprised of five portfolios: National Portfolio, Insured National Portfolio, New York Portfolio, California Portfolio and Insured California Portfolio (the "Portfolios"). Each series is considered to be a separate entity for financial reporting and tax purposes. Each portfolio offers three classes of shares: Class A, Class B and Class C Shares. Class A shares are sold with a front-end sales charge of up to 4.25%. Class B shares are sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares purchased on or after July 1, 1996 are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The following is a summary of the significant accounting policies followed by the Fund.

1. SECURITY VALUATION
The Fund values municipal securities at fair value based on prices provided by a recognized pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Securities for which market quotations are not readily available and restricted securities which are subject to limitations as to their resale are valued in good faith at fair value by the Fund's Adviser under procedures established by the Fund's Board of Directors. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value.

2. TAXES
It is the intention of each Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. INVESTMENT INCOME AND SECURITY TRANSACTIONS
Interest income is accrued daily. Security transactions are accounted for on the date the securities are purchased or sold. Security gains and losses are determined on the identified cost basis. The Fund amortizes premiums and accrues original issue discounts and market discounts as adjustments to interest income.

The New York, Insured California and California Portfolios follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Portfolios.

4. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with income tax regulations.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the National, New York and California Portfolios pay Alliance Capital Management L.P., (the "Adviser") an advisory fee at an annual rate of up to .625 of 1% of each Portfolio's average daily net assets. For the Insured National Portfolio, the Agreement provides for a fee at an annual rate of up to .625 of 1% of the first $200 million, .50 of 1% of the next $200 million and .45 of 1% in excess of $400 million of the Portfolio's average daily net assets. For the Insured California Portfolio, the Agreement provides for a fee at an annual rate of up to .55 of 1% of the first $200 million, .50 of 1% of the next $200 million and .45 of 1% in excess of $400 million of the Portfolio's average daily net assets. Such fees are accrued daily and paid monthly.


28

                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

The Adviser has agreed, under the terms of the investment advisory agreement, to reimburse the Fund to the extent that the expenses of each of its Portfolios (exclusive of interest, taxes, brokerage, distribution fees, and extraordinary expenses) exceed the limits prescribed by any state in which that Portfolio's shares are qualified for sale. The most restrictive expense limitation is believed to be 2.5% of the first $30 million, 2% of the next $70 million, and 1.5% of the excess over $100 million of each Portfolio's average daily net assets. No such reimbursement was required for the year ended October 31, 1996. For the year ended October 31, 1996 the Adviser voluntarily agreed to waive part of its advisory fee for the National, Insured National, New York and California Portfolios. The aggregate amounts of such fee waivers were: National Portfolio, $2,760,334; Insured National Portfolio, $250,000; New York Portfolio, $1,468,820 and California Portfolio, $2,025,214. Pursuant to the Advisory Agreement, the Fund paid $495,000 to the Adviser representing the cost of certain legal and accounting services provided to each Portfolio by the Adviser.

Each Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) under a Services Agreement for providing personnel and facilities to perform transfer agency services for each Portfolio. Such compensation amounted to $407,609 for the National Portfolio, $107,638 for the Insured National Portfolio, $185,283 for the New York Portfolio, $296,481 for the California Portfolio and $48,770 for the Insured California Portfolio.

Alliance Fund Distributors, Inc. (a wholly-owned subsidiary of the Adviser) serves as the Distributor of the Fund's capital stock. The amount of front-end sales charges received by the Distributor from sales of the respective Portfolio's Class A shares for the year ended October 31, 1996 were: National Portfolio, $50,984; Insured National Portfolio, $9,936; New York Portfolio, $29,267; California Portfolio, $78,399; and Insured California Portfolio, $14,356. The amount of contingent deferred sales charge imposed upon redemptions by shareholders of Class B shares were: National Portfolio, $264,900; Insured National Portfolio, $99,819; New York Portfolio, $115,061; California Portfolio, $224,923; and Insured California Portfolio, $39,020. The amount of contingent deferred sales charges imposed upon redemptions by shareholders of Class C shares for the period from July 1, 1996 to October 31, 1996 were:National Portfolio, $1,118; Insured National Portfolio, $194; New York Portfolio, $1,122; California Portfolio, $958; and Insured California had no contingent deferred sales charge.

NOTE C: DISTRIBUTION SERVICES AGREEMENT
Each Portfolio has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Class A, Class B and Class C shares. Under the Agreement, each Portfolio pays a distribution fee to the Distributor at an annual rate of up to .30 of 1% of each Portfolio's average daily net assets attributable to the Class A shares and 1% of each Portfolio's average daily net assets attributable to the Class B and Class C shares. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:


PORTFOLIO                  CLASS B        CLASS C
------------------       ----------     ----------
National                 $3,752,255     $2,193,843
Insured National          1,813,206        789,090
New York                  2,914,342        880,036
California                4,465,745      1,852,542
Insured California        1,344,057        479,829


Such costs may be recovered from each Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's shares.


29



NOTES TO FINANCIAL STATEMENTS (CONTINUED)        ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term securities and U.S. Government Securities) for the year ended October 31, 1996 were:


PORTFOLIO                PURCHASES        SALES
------------------     ------------   ------------
National               $910,892,716   $985,367,960
Insured National        366,442,366    392,883,795
New York                197,981,284    200,413,580
California              354,330,716    383,892,499
Insured California      169,384,418    182,131,351


At October 31, 1996, the cost of securities for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation of investments for each Portfolio were as follows:


                                          GROSS UNREALIZED              NET
                                    -----------------------------   UNREALIZED
                       TAX COST     APPRECIATION   (DEPRECIATION)  APPRECIATION
                     ------------   ------------   --------------  ------------
National             $608,449,095    $18,985,073    $(1,878,788)   $17,106,285
Insured National      219,386,655      8,397,531        (57,908)     8,339,623
New York              295,121,818     11,875,445        (83,067)    11,792,378
California            673,382,635     34,251,197     (1,088,346)    33,162,851
Insured California    134,744,442      4,892,341       (247,105)     4,645,236


NOTE E: TAXES
For Federal income tax purposes at October 31, 1996, the Fund had capital loss carryforwards for the following Portfolios: $235,124 expiring in 2002 and $18,232,039 expiring in 2003 for the National Portfolio; $7,705,786 expiring in 2003 for the New York Portfolio; $4,748,470 expiring in 2002, $10,797,828 expiring in 2003 and $2,052,062 expiring in 2004 for the California Portfolio; and $2,074,032 expiring in 2002 for the Insured California Portfolio.


30



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

NOTE F: CAPITAL STOCK
There are 3,000,000,000 shares of $.001 par value capital stock authorized, designated Class A, Class B and Class C shares. There are 200,000,000 authorized shares for each Class.

                                       NATIONAL PORTFOLIO
                    -----------------------------------------------------------
                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED     YEAR ENDED    YEAR ENDED      YEAR ENDED
                      OCTOBER 31,    OCTOBER 31,   OCTOBER 31,     OCTOBER 31,
                         1996           1995          1996            1995
                     ------------  ------------  --------------  --------------
Shares sold            5,575,925     4,787,898    $ 58,487,725    $ 47,317,764
Shares issued in
  reinvestment of
  dividends            1,019,710     1,139,057      10,606,458      11,273,668
Shares converted
  from Class B         1,147,625            -0-     11,942,215              -0-
Shares redeemed       (9,175,311)   (9,571,534)    (95,864,424)    (93,714,112)
Net decrease          (1,432,051)   (3,644,579)   $(14,828,026)   $(35,122,680)

CLASS B
Shares sold            2,083,622     3,237,841    $ 21,678,779    $ 31,671,965
Shares issued in
  reinvestment of
  dividends              691,706       840,798       7,193,169       8,326,644
Shares converted
  to Class A          (1,147,625)           -0-    (11,942,215)             -0-
Shares redeemed       (5,326,953)   (6,546,335)    (55,286,254)    (63,976,163)
Net decrease          (3,699,250)   (2,467,696)   $(38,356,521)   $(23,977,554)

CLASS C
Shares sold            2,326,094     2,513,404    $ 24,279,598    $ 24,850,658
Shares issued in
  reinvestment of
  dividends              335,126       506,602       3,484,071       5,001,846
Shares redeemed       (3,859,000)   (6,842,684)    (40,167,162)    (66,509,646)
Net decrease          (1,197,780)   (3,822,678)   $(12,403,493)   $(36,657,142)



                                   INSURED NATIONAL PORTFOLIO
                   -----------------------------------------------------------
                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED     YEAR ENDED    YEAR ENDED      YEAR ENDED
                      OCTOBER 31,    OCTOBER 31,   OCTOBER 31,     OCTOBER 31,
                         1996           1995          1996            1995
                     ------------  ------------  --------------  --------------
Shares sold            1,382,575     2,109,319    $ 13,902,664    $ 19,729,676
Shares issued in
  reinvestment of
  dividends and
  distributions          414,861       463,475       4,198,610       4,426,013
Shares converted
  from Class B            24,166            -0-        243,256              -0-
Shares redeemed       (2,661,772)   (3,272,946)    (26,886,521)    (30,921,711)
Net decrease            (840,170)     (700,152)   $ (8,541,991)   $ (6,766,022)


31



NOTES TO FINANCIAL STATEMENTS (CONTINUED)        ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                       NATIONAL PORTFOLIO
                    -----------------------------------------------------------
                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED     YEAR ENDED    YEAR ENDED      YEAR ENDED
                      OCTOBER 31,    OCTOBER 31,   OCTOBER 31,     OCTOBER 31,
                         1996           1995          1996            1995
                     ------------  ------------  --------------  --------------
CLASS B
Shares sold              725,416     1,180,257    $  7,364,166    $ 11,132,100
Shares issued in
  reinvestment of
  dividends and
  distributions          149,506       173,416       1,512,818       1,661,573
Shares converted
  to Class A             (24,166)           -0-       (243,256)             -0-
Shares redeemed       (1,637,886)   (1,232,039)    (16,598,949)    (11,659,140)
Net increase(decrease)  (787,130)      121,634    $ (7,965,221)   $  1,134,533

CLASS C
Shares sold              713,617       488,859    $  7,183,108    $  4,578,511
Shares issued in
  reinvestment of
  dividends and
  distributions           66,139       107,163         669,187       1,023,246
Shares redeemed         (777,517)   (1,074,063)     (7,796,599)    (10,090,110)
Net increase(decrease)     2,239      (478,041)   $     55,696    $ (4,488,353)



                                       NEW YORK PORTFOLIO
                    -----------------------------------------------------------
                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED     YEAR ENDED    YEAR ENDED      YEAR ENDED
                      OCTOBER 31,    OCTOBER 31,   OCTOBER 31,     OCTOBER 31,
                         1996           1995          1996            1995
                     ------------  ------------  --------------  --------------
Shares sold            1,703,514     1,541,732    $ 16,329,024    $ 14,097,320
Shares issued in
  reinvestment of
  dividends              661,612       730,643       6,340,256       6,699,094
Shares converted
  from Class B            25,442            -0-        280,942              -0-
Shares redeemed       (2,945,222)   (4,026,816)    (28,238,945)    (36,382,127)
Net decrease            (554,654)   (1,754,441)   $ (5,288,723)   $(15,585,713)

CLASS B
Shares sold            1,812,208     1,765,580    $ 17,384,846    $ 16,166,559
Shares issued in
  reinvestment of
  dividends              323,928       330,093       3,102,964       3,029,271
Shares converted
  to Class A             (25,442)           -0-       (280,942)             -0-
Shares redeemed       (1,885,403)   (1,678,380)    (18,010,268)    (15,223,910)
Net increase             225,291       417,293    $  2,196,600    $  3,971,920


32



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                       NEW YORK PORTFOLIO
                    -----------------------------------------------------------
                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED     YEAR ENDED    YEAR ENDED      YEAR ENDED
                      OCTOBER 31,    OCTOBER 31,   OCTOBER 31,     OCTOBER 31,
                         1996           1995          1996            1995
                     ------------  ------------  --------------  --------------
CLASS C
Shares sold            1,388,105       774,912    $ 13,398,638    $  7,137,932
Shares issued in
  reinvestment of
  dividends              132,115       145,723       1,265,387       1,332,925
Shares redeemed       (1,295,305)   (1,539,788)    (12,486,786)    (13,864,030)
Net increase(decrease)   224,915      (619,153)   $  2,177,239    $ (5,393,173)



                                      CALIFORNIA PORTFOLIO
                    -----------------------------------------------------------
                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED     YEAR ENDED    YEAR ENDED      YEAR ENDED
                      OCTOBER 31,    OCTOBER 31,   OCTOBER 31,     OCTOBER 31,
                         1996           1995          1996            1995
                     ------------  ------------  --------------  --------------
Shares sold            4,406,385     4,608,607    $ 46,067,687    $ 45,697,476
Shares issued in
  reinvestment of
  dividends            1,158,430     1,354,247      12,118,531      12,936,654
Shares converted
  from Class B           108,411            -0-      1,125,538              -0-
Shares redeemed       (8,003,914)  (10,053,974)    (83,570,318)    (97,704,751)
Net decrease          (2,330,688)   (4,091,120)   $(24,258,562)   $(39,070,621)

CLASS B
Shares sold            2,529,481     2,379,727    $ 26,499,615    $ 23,517,537
Shares issued in
  reinvestment of
  dividends              404,752       477,127       4,234,295       4,724,963
Shares converted
  to Class A            (108,411)           -0-     (1,125,538)             -0-
Shares redeemed       (3,207,605)   (3,973,996)    (33,548,529)    (38,724,734)
Net decrease            (381,783)   (1,117,142)   $ (3,940,157)   $(10,482,234)

CLASS C
Shares sold            2,465,162     1,828,084    $ 25,830,785    $ 18,294,426
Shares issued in
  reinvestment of
  dividends              250,607       335,322       2,619,923       3,304,549
Shares redeemed       (2,530,143)   (4,758,478)    (26,398,510)    (46,141,026)
Net increase(decrease)   185,626    (2,595,072)   $  2,052,198    $(24,542,051)


33



NOTES TO FINANCIAL STATEMENTS (CONTINUED)        ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                  INSURED CALIFORNIA PORTFOLIO
                    -----------------------------------------------------------
                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED     YEAR ENDED    YEAR ENDED      YEAR ENDED
                      OCTOBER 31,    OCTOBER 31,   OCTOBER 31,     OCTOBER 31,
                         1996           1995          1996            1995
                     ------------  ------------  --------------  --------------
Shares sold              827,900     1,612,641    $ 10,898,263    $ 19,702,408
Shares issued in
  reinvestment of
  dividends and
  distributions          189,983       201,630       2,517,761       2,542,607
Shares converted
  from Class B             1,804            -0-         23,470              -0-
Shares redeemed       (1,244,117)   (2,051,864)    (16,388,925)    (25,275,836)
Net decrease            (224,430)     (237,593)   $ (2,949,431)   $ (3,030,821)

CLASS B
Shares sold              558,000       812,573    $  7,459,223    $ 10,053,570
Shares issued in
  reinvestment of
  dividends and
  distributions           51,658        50,558         684,457         638,689
Shares converted
  to Class A              (1,804)           -0-        (23,470)             -0-
Shares redeemed         (703,582)     (859,461)     (9,300,020)    (10,363,603)
Net increase(decrease)   (95,728)        3,670    $ (1,179,810)   $    328,656

CLASS C
Shares sold              198,597       474,208    $  2,664,787    $  5,898,558
Shares issued in
  reinvestment of
  dividends and
  distributions           32,458        29,986         429,912         379,781
Shares redeemed         (349,078)     (486,148)     (4,605,988)     (5,771,671)
Net increase(decrease)  (118,023)       18,046    $ (1,511,289)   $    506,668


34



FINANCIAL HIGHLIGHTS                             ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR

                                                                  NATIONAL PORTFOLIO
                                            ---------------------------------------------------------------
                                                                       CLASS A
                                            ---------------------------------------------------------------
                                                                YEAR ENDED OCTOBER 31,
                                            ---------------------------------------------------------------
                                                1996         1995         1994         1993         1992
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $10.45       $ 9.41       $11.05       $10.19       $ 9.96

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)                         .58          .58          .57          .61          .65
Net realized and unrealized gain (loss)
  on investments                                 .06         1.04        (1.37)         .88          .28
Net increase (decrease) in net asset
  value from operations                          .64         1.62         (.80)        1.49          .93

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.58)        (.58)        (.57)        (.62)        (.65)
Distributions in excess of net
  investment income                               -0-          -0-        (.03)          -0-          -0-
Distributions from net realized gains             -0-          -0-        (.24)        (.01)        (.05)
Total dividends and distributions               (.58)        (.58)        (.84)        (.63)        (.70)
Net asset value, end of year                  $10.51       $10.45       $ 9.41       $11.05       $10.19

TOTAL RETURN
Total investment return based on net
  asset value(b)                                6.32%       17.73%       (7.65)%      14.94%        9.60%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)     $325,288     $338,311     $338,814     $386,484     $261,895
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements        .69%         .71%         .62%         .65%         .83%
  Expenses, before waivers/reimbursements       1.10%        1.09%        1.09%        1.08%        1.11%
  Net investment income, net of waivers/
    reimbursements                              5.55%        5.84%        5.61%        5.69%        6.35%
Portfolio turnover rate                          137%         118%         110%         233%          86%


See footnote summary on page 49.

35

FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                               NATIONAL PORTFOLIO
                                            ---------------------------------------------------
                                                                    CLASS B
                                            ---------------------------------------------------
                                                                                   JANUARY 4,
                                                                                     1993(C)
                                                   YEAR ENDED OCTOBER 31,              TO
                                            -------------------------------------  OCTOBER 31,
                                                1996         1995         1994         1993
                                            -----------  -----------  -----------  ------------
Net asset value, beginning of period          $10.45        $9.41       $11.05       $10.43

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)                         .51          .51          .50          .44
Net realized and unrealized gain (loss)
  on investments                                 .06         1.04        (1.38)         .63
Net increase (decrease) in net asset
  value from operations                          .57         1.55         (.88)        1.07

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.51)        (.51)        (.50)        (.45)
Distributions in excess of net
  investment income                               -0-          -0-        (.02)          -0-
Distributions from net realized gains             -0-          -0-        (.24)          -0-
Total dividends and distributions               (.51)        (.51)        (.76)        (.45)
Net asset value, end of period                $10.51       $10.45        $9.41       $11.05

TOTAL RETURN
Total investment return based on net
  asset value(b)                                5.61%       16.91%       (8.34)%      10.43%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $214,994     $252,357     $250,391     $216,489
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.40%        1.42%        1.32%        1.36%(d)
  Expenses, before waivers/reimbursements       1.81%        1.80%        1.80%        1.78%(d)
  Net investment income, net of waivers/
    reimbursements                              4.85%        5.13%        4.91%        4.59%(d)
Portfolio turnover rate                          137%         118%         110%         233%


See footnote summary on page 49.


36



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                            NATIONAL PORTFOLIO
                                            ---------------------------------------------------
                                                                 CLASS C
                                            ---------------------------------------------------
                                                                                  MAY 3,1993(C)
                                                     YEAR ENDED OCTOBER 31,            TO
                                            -------------------------------------  OCTOBER 31,
                                                1996         1995         1994         1993
                                            -----------  -----------  -----------  ------------
Net asset value, beginning of period          $10.45       $ 9.41       $11.05       $10.70

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .51          .51          .50          .26
Net realized and unrealized gain (loss)
  on investments                                 .06         1.04        (1.38)         .36
Net increase (decrease) in net asset
  value from operations                          .57         1.55         (.88)         .62

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.51)        (.51)        (.50)        (.27)
Distributions in excess of net
  investment income                               -0-          -0-        (.02)          -0-
Distributions from net realized gains             -0-          -0-        (.24)          -0-
Total dividends and distributions               (.51)        (.51)        (.76)        (.27)
Net asset value, end of period                $10.51       $10.45       $ 9.41       $11.05

TOTAL RETURN
Total investment return based on net
  asset value(b)                                5.62%       16.93%       (8.33)%       5.84%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $96,134     $108,068     $133,249     $150,953
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.39%        1.41%        1.31%        1.36%(d)
  Expenses, before waivers/reimbursements       1.80%        1.78%        1.79%        1.78%(d)
  Net investment income, net of waivers/
    reimbursements                              4.85%        5.16%        4.89%        4.17%(d)
Portfolio turnover rate                          137%         118%         110%         233%


See footnote summary on page 49.

37

FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR

                                                             INSURED NATIONAL PORTFOLIO
                                            --------------------------------------------------------------
                                                                       CLASS A
                                            --------------------------------------------------------------
                                                                YEAR ENDED OCTOBER 31,
                                            --------------------------------------------------------------
                                                1996         1995         1994         1993         1992
                                            -----------  -----------  -----------  -----------  ----------
Net asset value, beginning of year            $10.07       $ 8.96       $10.76       $ 9.87       $ 9.88

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)                         .51          .51          .53          .56          .60
Net realized and unrealized gain (loss)
  on investments                                 .22         1.13        (1.40)         .96          .15
Net increase (decrease) in net asset
  value from operations                          .73         1.64         (.87)        1.52          .75

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.52)        (.51)        (.53)        (.57)        (.60)
Distributions in excess of net
  investment income                               -0-        (.02)        (.01)          -0-          -0-
Distributions from net realized gains             -0-          -0-        (.39)        (.06)        (.16)
Total dividends and distributions               (.52)        (.53)        (.93)        (.63)        (.76)
Net asset value, end of year                  $10.28       $10.07       $ 8.96       $10.76       $ 9.87

TOTAL RETURN
Total investment return based on net
  asset value(b)                                7.43%       18.72%       (8.69)%      15.82%        7.88%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)     $160,425     $165,548     $153,656     $185,876     $149,632
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.02%        1.01%         .66%         .73%         .81%
  Expenses, before waivers/reimbursements       1.12%        1.12%        1.11%        1.11%        1.12%
  Net investment income, net of waivers/
    reimbursements                              5.04%        5.37%        5.40%        5.40%        6.04%
Portfolio turnover rate                          157%         171%         149%         165%         105%


See footnote summary on page 49.


38



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                       INSURED NATIONAL PORTFOLIO
                                            ---------------------------------------------------
                                                                 CLASS B
                                            ---------------------------------------------------
                                                                                   JANUARY 4,
                                                                                     1993(C)
                                                    YEAR ENDED OCTOBER 31,             TO
                                            -------------------------------------  OCTOBER 31,
                                                1996         1995         1994         1993
                                            -----------  -----------  -----------  ------------
Net asset value, beginning of period          $10.07       $ 8.96       $10.76       $10.10

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)                         .44          .45          .46          .40
Net realized and unrealized gain (loss)
  on investments                                 .22         1.12        (1.40)         .66
Net increase (decrease) in net asset
  value from operations                          .66         1.57         (.94)        1.06

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.45)        (.45)        (.46)        (.40)
Distributions in excess of net
  investment income                               -0-        (.01)        (.01)          -0-
Distributions from net realized gains             -0-          -0-        (.39)          -0-
Total dividends and distributions               (.45)        (.46)        (.86)        (.40)
Net asset value, end of period                $10.28       $10.07       $ 8.96       $10.76

TOTAL RETURN
Total invesment return based on net
  asset value(b)                                6.74%       17.91%       (9.38)%      10.68%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $52,156      $58,990      $51,439      $42,954
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.73%        1.72%        1.37%        1.45%(d)
  Expenses, before waivers/reimbursements       1.83%        1.83%        1.82%        1.83%(d)
  Net investment income, net of waivers/
    reimbursements                              4.32%        4.65%        4.71%        4.31%(d)
Portfolio turnover rate                          157%         171%         149%         165%


See footnote summary on page 49.


39



FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                        INSURED NATIONAL PORTFOLIO
                                            ---------------------------------------------------
                                                                  CLASS C
                                            ---------------------------------------------------
                                                                                  MAY 3,1993(C)
                                                    YEAR ENDED OCTOBER 31,             TO
                                            -------------------------------------  OCTOBER 31,
                                                1996         1995         1994         1993
                                            -----------  -----------  -----------  ------------
Net asset value, beginning of period          $10.07       $ 8.96       $10.76       $10.41

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)                         .44          .45          .46          .24
Net realized and unrealized gain (loss)
  on investments                                 .22         1.12        (1.40)         .35
Net increase (decrease) in net asset
  value from operations                          .66         1.57         (.94)         .59

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.45)        (.45)        (.46)        (.24)
Distributions in excess of net
  investment income                               -0-        (.01)        (.01)          -0-
Distributions from net realized gains             -0-          -0-        (.39)          -0-
Total dividends and distributions               (.45)        (.46)        (.86)        (.24)
Net asset value, end of period                $10.28       $10.07       $ 8.96       $10.76

TOTAL RETURN
Total invesment return based on net
  asset value(b)                                6.74%       17.91%       (9.38)%       5.75%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $22,763      $22,265      $24,112      $28,862
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.72%        1.71%        1.36%        1.45%(d)
  Expenses, before waivers/reimbursements       1.82%        1.82%        1.81%        1.83%(d)
  Net investment income, net of waivers/
    reimbursements                              4.34%        4.69%        4.68%        3.98%(d)
Portfolio turnover rate                          157%         171%         149%         165%


See footnote summary on page 49.


40



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR

                                                                    NEW YORK PORTFOLIO
                                            ---------------------------------------------------------------
                                                                         CLASS A
                                            ---------------------------------------------------------------
                                                                  YEAR ENDED OCTOBER 31,
                                            ---------------------------------------------------------------
                                                1996         1995         1994         1993         1992
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $ 9.62       $ 8.72       $10.17       $ 9.53       $ 9.30

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)                         .55          .55          .55          .57          .60
Net realized and unrealized gain (loss)
  on investments                                 .04          .90        (1.40)         .79          .24
Net increase (decrease) in net asset
  value from operations                          .59         1.45         (.85)        1.36          .84

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.55)        (.55)        (.55)        (.58)        (.60)
Distributions in excess of net
  investment income                               -0-          -0-        (.01)          -0-          -0-
Distributions from net realized gains             -0-          -0-        (.04)        (.14)        (.01)
Total dividends and distributions               (.55)        (.55)        (.60)        (.72)        (.61)
Net asset value, end of year                  $ 9.66       $ 9.62       $ 8.72      $ 10.17       $ 9.53

TOTAL RETURN
Total investment return based on net
  asset value(b)                                6.30%       17.10%       (8.76)%      14.71%        9.39%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)     $179,452     $183,987     $182,170     $214,259     $162,549
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements        .64%         .75%         .66%         .68%         .70%
  Expenses, before waivers/reimbursements       1.11%        1.12%        1.11%        1.13%        1.13%
  Net investment income, net of waivers/
    reimbursements                              5.66%        5.93%        5.75%        5.76%        6.37%
Portfolio turnover rate                           64%          69%          69%          63%          69%


See footnote summary on page 49.


41



FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                           NEW YORK PORTFOLIO
                                            ---------------------------------------------------
                                                                 CLASS B
                                            ---------------------------------------------------
                                                                                   JANUARY 4,
                                                                                     1993(C)
                                                     YEAR ENDED OCTOBER 31,            TO
                                            -------------------------------------  OCTOBER 31,
                                                1996         1995         1994         1993
                                            -----------  -----------  -----------  ------------
Net asset value, beginning of period          $ 9.62       $ 8.72       $10.17       $ 9.61

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)                         .48          .48          .48          .41
Net realized and unrealized gain (loss)
  on investments                                 .04          .90        (1.41)         .56
Net increase (decrease) in net asset
  value from operations                          .52         1.38         (.93)         .97

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.48)        (.48)        (.47)        (.41)
Distributions in excess of net
  investment income                               -0-          -0-        (.01)          -0-
Distributions from net realized gains             -0-          -0-        (.04)          -0-
Total dividends and distributions               (.48)        (.48)        (.52)        (.41)
Net asset value, end of period                $ 9.66       $ 9.62       $ 8.72       $10.17

TOTAL RETURN
Total investment return based on net
  asset value(b)                                5.52%       16.19%       (9.44)%      10.29%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $96,959      $94,400      $81,941      $58,504
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.35%        1.45%        1.36%        1.39%(d)
  Expenses, before waivers/reimbursements       1.82%        1.83%        1.82%        1.84%(d)
  Net investment income, net of waivers/
    reimbursements                              4.95%        5.21%        5.05%        4.70%(d)
Portfolio turnover rate                           64%          69%          69%          63%


See footnote summary on page 49.


42



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                             NEW YORK PORTFOLIO
                                            ----------------------------------------------------
                                                                   CLASS C
                                            ----------------------------------------------------
                                                                                   MAY 3,1993(C)
                                                     YEAR ENDED OCTOBER 31,             TO
                                            -------------------------------------  OCTOBER 31,
                                                1996         1995         1994         1993
                                            -----------  -----------  -----------  ------------
Net asset value, beginning of period          $ 9.62       $ 8.72       $10.17       $ 9.89

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)                         .48          .48          .48          .24
Net realized and unrealized gain (loss)
  on investments                                 .04          .90        (1.41)         .29
Net increase (decrease) in net asset
  value from operations                          .52         1.38         (.93)         .53

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.48)        (.48)        (.47)        (.25)
Distributions in excess of net
  investment income                               -0-          -0-        (.01)          -0-
Distributions from net realized gains             -0-          -0-        (.04)          -0-
Total dividends and distributions               (.48)        (.48)        (.52)        (.25)
Net asset value, end of period                $ 9.66       $ 9.62       $ 8.72       $10.17

TOTAL RETURN
Total investment return based on net
  asset value(b)                                5.52%       16.19%       (9.44)%       5.37%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $34,562      $32,259      $34,646      $38,245
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.34%        1.44%        1.36%        1.38%(d)
  Expenses, before waivers/reimbursements       1.81%        1.82%        1.81%        1.84%(d)
  Net investment income, net of waivers/
    reimbursements                              4.95%        5.24%        5.03%        4.42%(d)
Portfolio turnover rate                           64%          69%          69%          63%


See footnote summary on page 49.


43



FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR

                                                                 CALIFORNIA PORTFOLIO
                                            ---------------------------------------------------------------
                                                                        CLASS A
                                            ---------------------------------------------------------------
                                                                YEAR ENDED OCTOBER 31,
                                            ---------------------------------------------------------------
                                                1996         1995         1994         1993         1992
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $10.45       $ 9.43       $10.90       $10.06       $ 9.97

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)                         .58          .59          .59          .61          .65
Net realized and unrealized gain (loss)
  on investments                                 .14         1.02        (1.41)         .85          .13
Net increase (decrease) in net asset
  value from operations                          .72         1.61         (.82)        1.46          .78

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.58)        (.59)        (.59)        (.61)        (.65)
Distributions from net realized gains             -0-          -0-        (.06)        (.01)        (.04)
Total dividends and distributions               (.58)        (.59)        (.65)        (.62)        (.69)
Net asset value, end of year                  $10.59       $10.45       $ 9.43       $10.90       $10.06

TOTAL RETURN
Total investment return based on net
  asset value(b)                                7.15%       17.55%       (7.73)%      14.90%        8.05%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)     $460,444     $478,535     $470,308     $531,293     $361,661
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements        .77%         .74%         .64%         .74%         .59%
  Expenses, before waivers/reimbursements       1.05%        1.04%        1.05%        1.06%        1.07%
  Net investment income, net of waivers/
    reimbursements                              5.57%        5.90%        5.78%        5.74%        6.38%
Portfolio turnover rate                           49%          39%          45%          83%          77%


See footnote summary on page 49.


44



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                           CALIFORNIA PORTFOLIO
                                            ---------------------------------------------------
                                                                 CLASS B
                                            ---------------------------------------------------
                                                                                   JANUARY 4,
                                                                                     1993(C)
                                                     YEAR ENDED OCTOBER 31,            TO
                                            -------------------------------------  OCTOBER 31,
                                                1996         1995         1994         1993
                                            -----------  -----------  -----------  ------------
Net asset value, beginning of period          $10.45        $9.43       $10.90       $10.27

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)                         .51          .51          .52          .44
Net realized and unrealized gain (loss)
  on investments                                 .14         1.02        (1.41)         .63
Net increase (decrease) in net asset
  value from operations                          .65         1.53         (.89)        1.07

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.51)        (.51)        (.52)        (.44)
Distributions from net realized gains             -0-          -0-        (.06)          -0-
Total dividends and distributions               (.51)        (.51)        (.58)        (.44)
Net asset value, end of period                $10.59       $10.45        $9.43       $10.90

TOTAL RETURN
Total investment return based on net
  asset value(b)                                6.37%       16.64%       (8.43)%      10.60%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $164,895     $166,759     $160,879     $126,688
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.47%        1.45%        1.35%        1.44%(d)
  Expenses, before waivers/reimbursements       1.75%        1.75%        1.75%        1.78%(d)
  Net investment income, net of waivers/
    reimbursements                              4.87%        5.19%        5.07%        4.66%(d)
Portfolio turnover rate                           49%          39%          45%          83%


See footnote summary on page 49.


45



FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                             CALIFORNIA PORTFOLIO
                                            ---------------------------------------------------
                                                                   CLASS C
                                            ---------------------------------------------------
                                                                                  MAY 3,1993(C)
                                                     YEAR ENDED OCTOBER 31,            TO
                                            -------------------------------------  OCTOBER 31,
                                                1996         1995         1994         1993
                                            -----------  -----------  -----------  ------------
Net asset value, beginning of period          $10.45       $ 9.43       $10.90       $10.54

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)                         .51          .51          .52          .26
Net realized and unrealized gain (loss)
  on investments                                 .14         1.02        (1.41)         .36
Net increase (decrease) in net asset
  value from operations                          .65         1.53         (.89)         .62

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.51)        (.51)        (.52)        (.26)
Distributions from net realized gains             -0-          -0-        (.06)          -0-
Total dividends and distributions               (.51)        (.51)        (.58)        (.26)
Net asset value, end of period                $10.59       $10.45       $ 9.43       $10.90

TOTAL RETURN
Total investment return based on net
  asset value(b)                                6.38%       16.64%       (8.43)%       5.98%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $90,917      $87,793     $103,622     $117,379
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.47%        1.44%        1.34%        1.44%(d)
  Expenses, before waivers/reimbursements       1.75%        1.74%        1.75%        1.78%(d)
  Net investment income, net of waivers/
    reimbursements                              4.87%        5.22%        5.06%        4.42%(d)
Portfolio turnover rate                           49%          39%          45%          83%


See footnote summary on page 49.


46



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR

                                                              INSURED CALIFORNIA PORTFOLIO
                                            ---------------------------------------------------------------
                                                                         CLASS A
                                            ---------------------------------------------------------------
                                                                 YEAR ENDED OCTOBER 31,
                                            ---------------------------------------------------------------
                                                1996         1995         1994         1993         1992
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $13.32       $11.79       $14.25       $12.99       $12.80

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)                         .69          .68          .69          .70          .76
Net realized and unrealized gain (loss)
  on investments                                 .06         1.54        (1.99)        1.30          .18
Net increase (decrease) in net asset
  value from operations                          .75         2.22        (1.30)        2.00          .94

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.68)        (.68)        (.69)        (.71)        (.75)
Dividends in excess of net
  investment income                               -0-        (.01)          -0-          -0-          -0-
Distributions from net realized gains             -0-          -0-        (.47)        (.03)          -0-
Total dividends and distributions               (.68)        (.69)       (1.16)        (.74)        (.75)
Net asset value, end of year                  $13.39       $13.32       $11.79       $14.25       $12.99

TOTAL RETURN
Total investment return based on net
  asset value(b)                                5.79%       19.29%       (9.73)%      15.64%        7.52%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)     $101,542     $103,940      $94,857     $120,734      $90,477
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.08%        1.04%         .82%         .94%         .78%
  Expenses, before waivers/reimbursements       1.08%        1.09%        1.08%        1.08%        1.09%
  Net investment income, net of waivers/
    reimbursements                              5.19%        5.34%        5.29%        5.06%        5.77%
Portfolio turnover rate                          118%         103%         100%         186%          60%


See footnote summary on page 49.


47



FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                      INSURED CALIFORNIA PORTFOLIO
                                            ---------------------------------------------------
                                                                 CLASS B
                                            ---------------------------------------------------
                                                                                    JANUARY 4,
                                                                                      1993(C)
                                                     YEAR ENDED OCTOBER 31,             TO
                                            -------------------------------------   OCTOBER 31,
                                                1996         1995         1994         1993
                                            -----------  -----------  -----------  ------------
Net asset value, beginning of period          $13.32       $11.79       $14.25       $13.37

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)                         .60          .58          .60          .49
Net realized and unrealized gain (loss)
  on investments                                 .05         1.54        (2.00)         .89
Net increase (decrease) in net asset
  value from operations                          .65         2.12        (1.40)        1.38

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.58)        (.58)        (.59)        (.50)
Distributions in excess of net
  investment income                               -0-        (.01)          -0-          -0-
Distributions from net realized gains             -0-          -0-        (.47)          -0-
Total dividends and distributions               (.58)        (.59)       (1.06)        (.50)
Net asset value, end of period                $13.39       $13.32       $11.79       $14.25

TOTAL RETURN
Total investment return based on net
  asset value(b)                                4.99%       18.35%      (10.43)%      10.43%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $26,696      $27,816      $24,591      $21,234
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.79%        1.74%        1.53%        1.65%(d)
  Expenses, before waivers/reimbursements       1.79%        1.80%        1.78%        1.79%(d)
  Net investment income, net of waivers/
    reimbursements                              4.49%        4.61%        4.60%        3.85%(d)
Portfolio turnover rate                          118%         103%         100%         186%


See footnote summary on page 49.


48



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                        INSURED CALIFORNIA PORTFOLIO
                                            ---------------------------------------------------
                                                                    CLASS C
                                            ---------------------------------------------------
                                                                                  MAY 3,1993(C)
                                                     YEAR ENDED OCTOBER 31,             TO
                                            -------------------------------------   OCTOBER 31,
                                                1996         1995         1994         1993
                                            -----------  -----------  -----------  ------------
Net asset value, beginning of period          $13.32       $11.79       $14.25       $13.78

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)                         .60          .58          .60          .29
Net realized and unrealized gain (loss)
  on investments                                 .05         1.54        (2.00)         .48
Net increase (decrease) in net asset
  value from operations                          .65         2.12        (1.40)         .77

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.58)        (.58)        (.59)        (.30)
Distributions in excess of net
  investment income                               -0-        (.01)          -0-          -0-
Distributions from net realized gains             -0-          -0-        (.47)          -0-
Total dividends and distributions               (.58)        (.59)       (1.06)        (.30)
Net asset value, end of period                $13.39       $13.32       $11.79       $14.25

TOTAL RETURN
Total investment return based on net
  asset value(b)                                4.99%       18.35%      (10.43)%       5.63%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $12,826      $14,323      $12,472      $15,971
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.78%        1.74%        1.52%        1.65%(d)
  Expenses, before waivers/reimbursements       1.78%        1.79%        1.77%        1.79%(d)
  Net investment income, net of waivers/
    reimbursements                              4.49%        4.64%        4.59%        3.74%(d)
Portfolio turnover rate                          118%         103%         100%         186%


(a)  Net of fees waived and expenses reimbursed by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return calculated for a period less than one year is not annualized.

(c)  Commencement of distribution.

(d)  Annualized


49



REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS                             ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS ALLIANCE MUNICIPAL INCOME FUND, INC. We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Alliance Municipal Income Fund, Inc. (comprising, respectively, the National, Insured National, New York, California, and Insured California Portfolios) as of October 31, 1996, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Alliance Municipal Income Fund, Inc. at October 31, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.

New York, New York
December 3, 1996



FEDERAL TAX INFORMATION (UNAUDITED)
_______________________________________________________________________________

In accordance with Federal Requirements, the National, New York and California Portfolios hereby designate substantially all the dividends paid from investment income-net during the fiscal year ended October 31, 1996 as "exempt-interest dividends." The Insured National and Insured California Portfolios hereby designate, approximately, 93% and 91%, respectively, of the dividends paid from investment income-net during the fiscal year ended October 31, 1996 as "exempt-interest dividends."

As required by Federal regulations, shareholders will receive notification of their portion of the Fund's taxable ordinary dividends and capital gains distributions paid (if any) for the 1996 calendar year early in 1997.


50



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JAMES R. GREENE (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)
ROBERT C. WHITE (1)

OFFICERS
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
SUSAN P. KEENAN, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
DAVID M. DOWDEN, VICE PRESIDENT
WILLIAM E. OLIVER, VICE PRESIDENT
TERRANCE HULTS, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
JUAN J. RODRIGUEZ, CONTROLLER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
787 Seventh Avenue
New York, NY 10019

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672


(1)  Member of the Audit Committee.


51



ALLIANCE MUNICIPAL INCOME FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL
INVESTING WITHOUT THE MYSTERY

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

MUNIAR